         ------------------------------------------------------------
                                  SMITH BARNEY
                               MANAGED MUNICIPALS
                                    FUND INC.
         ------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | AUGUST 31, 2000




                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

                Your Serious Money. Professionally Managed./SM/


            -------------------------------------------------------
            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE
            -------------------------------------------------------

[GRAPHIC] Classic Series


Semi-Annual Report . August 31, 2000

SMITH BARNEY
MANAGED MUNICIPALS FUND


JOSEPH P. DEANE               [PHOTO]
PORTFOLIO MANAGER



JOSEPH P. DEANE

Joseph P. Deane has more than 30 years of securities business experience and has managed the Fund since its inception.

Education: BA in History from Iona College

FUND OBJECTIVE

The Fund seeks to maximize current interest income which is excluded from gross income for regular federal income tax purposes to the extent consistent with prudent investment management and the preservation of capital.* The Fund invests at least 80% of its assets in municipal securities.


-----------------
* Please note a portion of the income from the Fund may be subject to the Alternative Minimum Tax ("AMT").

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
March 4, 1981

MANAGER TENURE
--------------------------------------------------------------------------------
12 Years

MANAGER INVESTMENT
INDUSTRY EXPERIENCE
--------------------------------------------------------------------------------
30 Years

                           CLASS A     CLASS B     CLASS L
--------------------------------------------------------------------------------
NASDAQ                      SHMMX       SMMBX       SMMCX
--------------------------------------------------------------------------------
INCEPTION                  3/4/81     11/6/92      11/9/94
--------------------------------------------------------------------------------


Average Annual Total Returns as of August 31, 2000

                                Without Sales Charges/(1)/
                           Class A     Class B     Class L

Six Months+                 9.22%       8.91%       8.89%
One-Year                    7.28        6.66        6.62
Five-Year                   5.59        5.04        5.00
Ten-Year                    8.06         N/A         N/A
Since Inception++           9.97        6.68        7.35


                                 With Sales Charges/(2)/
                           Class A     Class B     Class L

Six Months+                 4.85%       4.41%       6.82%
One-Year                    2.96        2.16        4.55
Five-Year                   4.74        4.89        4.79
Ten-Year                    7.62         N/A         N/A
Since Inception++           9.74        6.68        7.17

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

+ Total return is not annualized, as it may not be representative of the total return for the year.

++ Inception dates for Class A, B and L shares are March 4, 1981, November 6, 1992 and November 9, 1994, respectively.

--------------------------------------------------------------------------------

What's Inside

A Message from the Chairman ..................................................1
Letter from the Portfolio Manager ............................................2
Historical Performance .......................................................5
Smith Barney Managed Municipals Fund at a Glance .............................8
Schedule of Investments ......................................................9
Statement of Assets and Liabilities .........................................29
Statement of Operations .....................................................30
Statements of Changes in Net Assets .........................................31
Notes to Financial Statements ...............................................32
Financial Highlights ........................................................36


                      [LOGO OF SMITH BARNEY MUTUAL FUNDS]

                Your Serious Money. Professionally Managed./SM/


INVESTMENT PRODUCTS: NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

--------------------------------------------------------------------------------
                          A MESSAGE FROM THE CHAIRMAN
--------------------------------------------------------------------------------

The new millennium, so far, has been marked by higher volatility and concerns that the bull market in stocks may be running out of steam. We at SSB Citi Fund Management LLC ("SSB Citi") have instituted many positive changes, with the ultimate goal of offering our investors a well-rounded menu of stock and bond funds that can be tailored to a wide range of investment objectives.

We believe that your serious money demands professional management. Since 1937, Smith Barney has managed the serious money of individuals, their families and their businesses. Today, with over $399 billion in assets under management,/1/ SSB Citi offers choices and solutions, uniting the distinguished history of Smith Barney with the unparalleled global reach of its parent, Citigroup.


The Smith Barney family of funds represents a complex with a 60-year history of investment expertise. In addition, Smith Barney is currently conducting an extensive advertising campaign, highlighting a selection of the most popular Smith Barney mutual funds and the investment professionals who manage them.


With economic growth robust, interest rates stable and inflationary pressures apparently in check, many investors may not feel compelled to alter their portfolio mixes. Yet, when times are good, it may be prudent for investors to consider adding a bond fund to their investment plan to cushion the effects of stock market volatility and gain additional income potential.


                                    [PHOTO]

                               HEATH B. MCLENDON
                               CHAIRMAN

                               -----------------

What makes Smith Barney Mutual Funds different, though is the financial professionals who work directly with our many clients to help them stay the course.


For those of you who are new shareholders, I would like to extend a warm welcome to you on behalf of everyone at SSB Citi. The Smith Barney Managed Municipals Fund seeks to maximize current interest income that is excluded from gross income for regular federal income tax purposes/2/ to the extent consistent with prudent investment management and the preservation of capital. Experienced manager Joe Deane and his team seek to minimize the effects of market volatility by carefully adjusting both the exposure to interest rate movements and the credit quality of the securities in response to changing market conditions.


Joe and his team are currently optimistic about the municipal bond market because of shrinking market supply, state and local government budget surpluses, slowing global economic growth and their expectations that the Fed will not raise interest rates over the short term.


When you invest with SSB Citi, you can do so with the confidence that your interests come first, your investment success is paramount and that the ultimate in resources is being committed to your financial success.


Thank you for your confidence in our investment management approach.


Sincerely,

/s/ Heath B. McLendon


Heath B. McLendon
Chairman

September 12, 2000




-------------
1 As of August 31, 2000. This figure represents retail, institutional money and separate accounts.

2 Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").

1 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

Dear Shareholder,

We are pleased to provide the semi-annual report for the Smith Barney Managed Municipals Fund Inc. ("Fund") for the period ended August 31, 2000. In this report we have summarized the period's prevailing economic and market conditions and outlined our investment strategy. The information provided in this letter represents the opinion of the manager and is not intended to be a forecast of future events, a guarantee of future results nor investment advice.

Further, there is no assurance that certain securities will remain in or out of the Fund. Please refer to pages 9 through 26 for a list and percentage breakdown of the Fund's holdings. Also, please note any discussion of the Fund's holdings is as of August 31, 2000 and is subject to change. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

Performance Update

For the six months ended August 31, 2000, the Fund's Class A shares, without and with sales charges returned 9.22% and 4.85%, respectively. In comparison, the Lehman Brothers Municipal Bond Index ("Lehman Index")/1/ returned 6.80% for the same period.

Municipal Bond Market Update

The municipal bond market had little reaction to the Federal Reserve Board's ("Fed's") decision to keep interest rates steady or to its view that risk in the economy is weighted toward inflation. In our opinion, the bond market is still pricing in anticipation of any possible Fed tightening by the end of the year. However, we expect monetary policy to remain steady throughout 2000, and we would not be surprised if the Fed were to shift to a more neutral stance before year-end.

We also believe the Fed is likely to remain apolitical as the 2000 presidential election nears. A critical point, which is often overlooked by many investors, is that Fed monetary policy adjustments often take time to be absorbed into the general economy. The Fed has tightened 175 basis points/2/ since June 1999 and the recent rallies we have seen in the bond market are a result of changes enacted since the Fed began raising interest rates.

Since the last Fed tightening on May 16, 2000, most sectors of the bond market have begun to improve relative to U.S. Treasuries, following the recent rise of their yields to high relative levels. While the decline in yields may mean that bargains in the market may be more difficult to find, the good news is that bond performance for the most part has improved. With improved performance, we have seen better market psychology, which in turn may reduce risks going forward. (Of course, no guarantees can be given that our expectations will be met.)

After accelerating sharply through the early months of 2000, global economic growth appears to be peaking. Interest rate increases by the Fed have moderated the U.S. expansion, but the tightening cycle may not be complete. Fed Chairman Alan Greenspan has stated openly that he doubts whether economic growth needs to slow markedly below potential in order to keep inflation low, but the matter remains a key subject of debate at the Fed. In any case, among bond market pundits, news of an economic slowdown typically calms fears of rising inflation and fosters positive feelings regarding the future direction of bond prices.

In addition, a vibrant national economy has produced large cash surpluses in many states and municipalities, causing general improvement in the credit quality of municipal securities and giving some additional comfort to investors regarding the creditworthiness of the securities they own.


--------------
1 The Lehman Index is a broad-based unmanaged index of municipal bonds. An investor cannot invest directly in an index.

2    A basis point is 0.01% or one one-hundredth of a percent.

2 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

Under current market conditions, demand for bonds is fairly constant, so reduced supply provides support to market prices. As a result, during these times of rapid interest rate movements, much of the price volatility experienced in other areas of the bond market and which many investors find so unsettling, is smoothed in the municipal bond market.

Municipal bond prices in general have been very firm lately. Since late May, a triple 'A' ten-year municipal index has experienced price improvement (and yield decline) of 50 basis points or more. Demand in the municipal bond market has been steady to increasing as recent volatility in the stock market has undoubtedly led some investors to rethink their portfolio mix, and to establish or augment their bond positions.

Investment Strategy

As previously noted, the Fund seeks to maximize current interest income exempt from federal income taxes to the extent consistent with prudent investment management and preservation of capital./3/ The Fund seeks to achieve this objective by investing in intermediate- and long-term municipal securities that have remaining maturities at the time of purchase from three years to more than 30 years.

As of August 31, 2000, 94.4% of the Fund's holdings were rated investment-grade,/4/ with 66.6% of the Fund invested in AAA/Aaa-rated bonds, the highest possible rating. The Fund's largest holdings were concentrated in transportation bonds (20.0%), hospital bonds (16.7%) and general obligation bonds (13.9%).

In our view, the municipal bond market has provided us with excellent opportunities during the reporting period. Since interest rates have gone up to higher levels, we have added discounted high-quality bonds at the long end of the yield curve,/5/ enabling us to invest our excess cash at higher yields.

The Fund's investment strategy going forward will be three-fold:

     . To lengthen maturities in the Fund to take advantage of the inexpensive valuations of municipal bonds relative to U.S. Treasuries;

     .    To focus on investing in high-grade issues; and

     . To invest in discount paper, as this is where we believe we can obtain the best values.

Another goal is to sell off some of our shorter-term maturities that were defensive and stretch out longer on the yield curve. We see the best opportunity for potential reward right now at the long end of the yield curve.

Municipal Bond Market Outlook

We believe that demand for municipal bonds may remain strong based on economic issues related to the political campaign. One of the main topics is how the various candidates would spend the significant federal government surplus. The Congressional Budget Office's baseline projections show surpluses rising from $232 billion in 2000 to $685 billion in 2010. The total budget surplus over ten years is projected to be about $4.6 trillion.

In our opinion, a number of factors bode well for the municipal bond market. The new issue market is expected to shrink this year, boosting demand for bonds currently outstanding, and enhancing interest for the roughly $175 billion of new municipal bonds expected to be issued in 2000. Given the thinly traded market and lack of liquidity that currently exist, we believe that any positive catalyst, such as an increase in issue volume, could give the market much needed momentum.


--------------
3 Please note that a portion of the Fund's income may be subject to the Alternative Minimum Tax ("AMT").

4 Investment-grade bonds are those rated Aaa, Aa, A and Baa by Moody's Investors Service, Inc. or AAA, AA, A and BBB by Standard & Poor's Ratings Service, or that have an equivalent rating by any nationally recognized statistical rating organization, or are determined by the manager to be of equivalent quality.

5 The yield curve is the graphical depiction of the relationship between the yield on bonds of the same credit quality but different maturities.

3 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

Fiscal trends are another major plus. During past economic downturns, some municipal issuers facing declining tax receipts were hard-pressed to repay their bond obligations. Today, many state and local governments boast budget surpluses. We believe these surpluses indicate that some investors may feel more comfortable owning municipal bonds, even in a downturn. And lastly, recent narrowing of spreads in the taxable market has made other fixed income alternatives less attractive. All of these trends help to explain why we remain optimistic about the prospects for the municipal bond market in the months ahead.

Thank you for your investment in the Smith Barney Managed Municipals Fund Inc. We look forward to continuing to help you pursue your financial goals in the future.



Sincerely,


/s/ Joseph P. Deane


Joseph P. Deane
Vice President and Investment Officer

September 12, 2000



4 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

---------------------------------------------------------------------------------------------------------
Historical Performance -- Class A Shares
---------------------------------------------------------------------------------------------------------

                            Net Asset Value
                        ------------------------
                         Beginning       End        Income      Capital Gain      Return       Total
Period Ended             of Period    of Period    Dividends    Distributions   of Capital   Returns/1/
=========================================================================================================
8/31/00                   $14.16       $15.07       $0.38          $0.00          $0.00        9.22%+
---------------------------------------------------------------------------------------------------------
2/29/00                    15.93        14.16        0.73           0.00           0.00       (6.62)
---------------------------------------------------------------------------------------------------------
2/28/99                    16.19        15.93        0.79           0.11           0.00        4.07
---------------------------------------------------------------------------------------------------------
2/28/98                    15.61        16.19        0.79           0.48           0.00       12.30
---------------------------------------------------------------------------------------------------------
2/28/97                    16.20        15.61        0.91           0.38           0.00        4.51
---------------------------------------------------------------------------------------------------------
2/29/96                    15.47        16.20        0.90           0.08           0.00       11.34
---------------------------------------------------------------------------------------------------------
2/28/95                    16.13        15.47        0.95           0.29           0.00        4.11
---------------------------------------------------------------------------------------------------------
2/28/94                    16.71        16.13        0.88           0.90           0.00        7.41
---------------------------------------------------------------------------------------------------------
2/28/93                    15.62        16.71        1.00           0.52           0.03       17.92
---------------------------------------------------------------------------------------------------------
2/29/92                    14.98        15.62        1.05           0.00           0.02       11.79
---------------------------------------------------------------------------------------------------------
2/28/91                    15.00        14.98        1.09           0.00           0.03        7.65
=========================================================================================================
   Total                                            $9.47          $2.76          $0.08
=========================================================================================================
---------------------------------------------------------------------------------------------------------
Historical Performance -- Class B Shares
---------------------------------------------------------------------------------------------------------

                            Net Asset Value
                        ------------------------
                         Beginning       End        Income      Capital Gain      Return       Total
Period Ended             of Period    of Period    Dividends    Distributions   of Capital   Returns/1/
=========================================================================================================
8/31/00                   $14.16       $15.07       $0.34          $0.00          $0.00        8.91%+
---------------------------------------------------------------------------------------------------------
2/29/00                    15.92        14.16        0.65           0.00           0.00       (7.08)
---------------------------------------------------------------------------------------------------------
2/28/99                    16.19        15.92        0.71           0.11           0.00        3.48
---------------------------------------------------------------------------------------------------------
2/28/98                    15.60        16.19        0.71           0.48           0.00       11.81
---------------------------------------------------------------------------------------------------------
2/28/97                    16.20        15.60        0.83           0.38           0.00        3.92
---------------------------------------------------------------------------------------------------------
2/29/96                    15.47        16.20        0.82           0.08           0.00       10.78
---------------------------------------------------------------------------------------------------------
2/28/95                    16.13        15.47        0.86           0.29           0.00        3.54
---------------------------------------------------------------------------------------------------------
2/28/94                    16.71        16.13        0.80           0.90           0.00        6.86
---------------------------------------------------------------------------------------------------------
Inception* -- 2/28/93      15.81        16.71        0.31           0.52           0.01       11.26+
=========================================================================================================
   Total                                            $6.03          $2.76          $0.01
=========================================================================================================



5 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

---------------------------------------------------------------------------------------------------------
Historical Performance -- Class L Shares
---------------------------------------------------------------------------------------------------------

                            Net Asset Value
                        ------------------------
                         Beginning       End       Income       Capital Gain      Return       Total
Period Ended             of Period    of Period   Dividends     Distributions   of Capital   Returns/1/
=========================================================================================================
8/31/00                   $14.15       $15.06       $0.33          $0.00          $0.00        8.89%+
---------------------------------------------------------------------------------------------------------
2/29/00                    15.92        14.15        0.64           0.00           0.00       (7.19)
---------------------------------------------------------------------------------------------------------
2/28/99                    16.18        15.92        0.70           0.11           0.00        3.49
---------------------------------------------------------------------------------------------------------
2/28/98                    15.60        16.18        0.70           0.48           0.00       11.69
---------------------------------------------------------------------------------------------------------
2/28/97                    16.20        15.60        0.83           0.38           0.00        3.88
---------------------------------------------------------------------------------------------------------
2/29/96                    15.47        16.20        0.82           0.08           0.00       10.76
---------------------------------------------------------------------------------------------------------
Inception*--2/28/95        14.30        15.47        0.27           0.29           0.00       12.36+
=========================================================================================================
 Total                                              $4.29          $1.34          $0.00
=========================================================================================================
---------------------------------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
---------------------------------------------------------------------------------------------------------

                            Net Asset Value
                        ------------------------
                         Beginning       End       Income       Capital Gain      Return       Total
Period Ended             of Period    of Period   Dividends     Distributions   of Capital   Returns/1/
=========================================================================================================
8/31/00                   $14.18       $15.08       $0.39          $0.00          $0.00        9.24%+
---------------------------------------------------------------------------------------------------------
2/29/00                    15.95        14.18        0.76           0.00           0.00       (6.44)
---------------------------------------------------------------------------------------------------------
2/28/99                    16.19        15.95        0.82           0.11           0.00        4.39
---------------------------------------------------------------------------------------------------------
2/28/98                    15.60        16.19        0.82           0.48           0.00       12.56
---------------------------------------------------------------------------------------------------------
2/28/97                    16.20        15.60        0.94           0.38           0.00        4.59
---------------------------------------------------------------------------------------------------------
Inception*--2/29/96        15.63        16.20        0.85           0.08           0.00        9.84+
=========================================================================================================
 Total                                              $4.58          $1.05          $0.00
=========================================================================================================
It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

---------------------------------------------------------------------------------------------------------
Average Annual Total Returns
---------------------------------------------------------------------------------------------------------

                                                       Without Sales Charges/1/
                                 ------------------------------------------------------------------------
                                       Class A           Class B        Class L        Class Y
=========================================================================================================
Six Months Ended 8/31/00+                9.22%             8.91%          8.89%          9.24%
---------------------------------------------------------------------------------------------------------
Year Ended 8/31/00                       7.28              6.66           6.62           7.40
---------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/00                 5.59              5.04           5.00            N/A
---------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/00                  8.06               N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------
Inception* through 8/31/00               9.97              6.68           7.35           6.13
=========================================================================================================
                                                          With Sales Charges/2/
                                 ------------------------------------------------------------------------
                                       Class A           Class B        Class L        Class Y
=========================================================================================================
Six Months Ended 8/31/00+                4.85%             4.41%          6.82%          9.24%
---------------------------------------------------------------------------------------------------------
Year Ended 8/31/00                       2.96              2.16           4.55           7.40
---------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/00                 4.74              4.89           4.79            N/A
---------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/00                  7.62               N/A            N/A            N/A
---------------------------------------------------------------------------------------------------------
Inception* through 8/31/00               9.74              6.68           7.17           6.13
=========================================================================================================


6 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Cumulative Total Returns
--------------------------------------------------------------------------------

                                                   Without Sales Charges/(1)/
================================================================================
Class A (8/31/90 through 8/31/00)                           117.14%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/00)                         65.87
--------------------------------------------------------------------------------
Class L (Inception* through 8/31/00)                         51.02
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/00)                         37.98
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 4.00% and 1.00%, respectively; Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
+ Total return is not annualized, as it may not be representative of the total return for the year.
* The inception dates for Class A, B, L and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.


7 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund at a Glance (unaudited)
--------------------------------------------------------------------------------

Growth of $10,000 Invested in Class A Shares of the Smith Barney Managed Municipals Fund Inc. vs. the Lehman Brothers Municipal Bond Index and the Lipper Peer Group Average+
--------------------------------------------------------------------------------

                                    [GRAPH]

                           August 1990 -- August 2000

              Smith Barney\Managed    Lehman Bros.\Municipal   Lipper Peer Group
              Municipals Funds Inc.      Bond Fund Index            Average

Aug\1990             9,601                    10,000                10,000
Feb\91              10,199                    10,670                10,634
Feb\92              11,401                    11,736                11,714
Feb\93              13,445                    13,351                13,373
Feb\94              14,438                    14,091                14,080
Feb\95              15,029                    14,356                14,172
Feb\96              16,734                    15,942                15,568
Feb\97              17,488                    16,820                16,264
Feb\98              19,639                    18,359                17,739
Feb\99              20,439                    19,325                18,837
Feb\00              19,087                    18,923                17,631
Aug\2000            20,846                    20,208                18,765

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31, 1990, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 2000. The Lehman Brothers Municipal Bond Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. An investor may not invest directly in an index. The Lipper Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 271 mutual funds investing in municipal securities as of August 31, 2000. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

--------------------------------------------------------------------------------
                        Top Ten States Represented*
--------------------------------------------------------------------------------

                                    [GRAPH]

                             Alabama          2.8%
                             California       5.7%
                             Colorado        10.4%
                             Florida          5.8%
                             Massachusetts    8.6%
                             Michigan         4.5%
                             New Jersey       3.4%
                             New York         6.3%
                             Ohio             7.3%
                             Texas           18.3%

--------------------------------------------------------------------------------
                              Industry Breakdown*
--------------------------------------------------------------------------------

                                    [GRAPH]

                         Transportation          20.0%
                         Hospital                16.7%
                         General Obligation      13.9%
                         Water & Sewer           12.4%
                         Education                6.9%
                         Utilities                6.8%
                         Cogeneration Facility    4.2%
                         Pre-Refunded             2.0%
                         Housing                  1.9%
                         Other Muncipal Bonds    15.2%


* As a percentage of total investments. Holdings are as of August 31, 2000 and are subject to change.




8 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Alabama -- 2.8%
                              Huntsville, AL Solid Waste Disposal Authority & Residual Recovery Revenue,
                                MBIA-Insured:
$     4,940,000     AAA         5.500% due 10/1/13 (b)                                                                 $ 4,946,175
      8,880,000     AAA         5.500% due 10/1/14 (b)                                                                   8,824,500
                              Jefferson County, AL Sewer Revenue, Capital Improvements, Series A, FGIC-Insured:
     11,000,000     AAA         5.125% due 2/1/29                                                                       10,271,250
     10,775,000     AAA         5.000% due 2/1/33                                                                        9,764,844
     43,000,000     AAA         5.375% due 2/1/36                                                                       41,118,750
      4,500,000     AAA       Montgomery, AL BMC Special Care Facilities Financing Authority Revenue,
                                Baptist Health, Series B, 4.875% due 11/15/18                                            4,117,500
      4,000,000     Aaa*      Southeast, AL Gas District System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25      4,015,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        83,058,019
------------------------------------------------------------------------------------------------------------------------------------

Alaska -- 0.3%
      9,850,000     AA+       Valdez, AK Marine Terminal Revenue, Series A, (British Petroleum Pipeline
                                Project), 5.850% due 8/1/25 (c)                                                          9,850,000
------------------------------------------------------------------------------------------------------------------------------------

Arizona -- 1.6%
     12,170,000     A-        Greenlee County, AZ IDA, PCR, (Phelps Dodge Corp. Project), 5.450% due 6/1/09             12,124,362
      3,500,000     A         Maricopa County, AZ IDA, Multi-Family Housing Revenue, Series A, 6.500% due
                                10/1/25                                                                                  3,609,375
        100,000     A-1       Maricopa County, AZ PCR, Pollution Control Corp., Southern California Edison Co.,
                                Series A, 4.300% due 6/1/35 (d)                                                            100,000
                              Mesa, AZ IDA, Discovery Health Systems Revenue, Series A:
     14,000,000     AAA         5.625% due 1/1/19                                                                       14,175,000
      8,600,000     AAA         5.625% due 1/1/29                                                                        8,664,500
      1,500,000     AAA       Phoenix, AZ Civic Import Corp., Apartment Revenue, Series A, FSA-Insured, 5.000%
                                due 7/1/25                                                                               1,404,375
      2,500,000     AA+       Phoenix, AZ Civic Import Corp., (Municipal Courthouse Project), Excise Tax
                                Revenue, 5.250% due 7/1/24                                                               2,390,625
      1,200,000     AAA       Phoenix, AZ Civic Import Corp., Water Systems Revenue, FGIC-Insured, 5.000% due
                                7/1/19                                                                                   1,149,000
      1,100,000     AA        Phoenix, AZ General Obligation Unlimited, 4.750% due 7/1/19                                  999,625
      1,200,000     AAA       Prescott Valley, AZ Water District Revenue, MBIA-Insured, 4.875% due 1/1/19                1,122,000
      2,415,000     AAA       Scottsdale, AZ Preservation Authority, Excise Tax Revenue, FGIC-Insured, 4.500%
                                due 7/1/24                                                                               2,091,994
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        47,830,856
------------------------------------------------------------------------------------------------------------------------------------

California -- 5.7%
      3,000,000     AAA       Almeda Corridor Transportation Authority, CA Revenue, Series A, 4.750% due
                                10/1/25                                                                                  2,703,750
      2,250,000     A*        Apple Valley, CA Unified School District, COP, 5.900% due 9/1/11                           2,376,563
      3,650,000     AA-       Beverly Hills, CA Public Financing Authority Lease Revenue, Capital Improvement
                                Project, Series A, 5.250% due 6/1/28                                                     3,567,875
      2,000,000     AAA       Brawley, CA COP, (Water System Improvement Project), MBIA-Insured, 5.000% due
                                12/1/18                                                                                  1,965,000
      3,000,000     Ba1*      California Educational Facilities Authority Revenue, (Pooled College &
                                University Projects), Series A, 5.625% due 7/1/23                                        2,786,250
                              California Health Facilities Finance Authority Revenue:
      3,500,000     A2*         Cedars-Sinai Medical Center, Series A, 6.125% due 12/1/19                                3,574,375
     11,720,000     A           Kaiser Permanente, Series B, 5.250% due 10/1/13                                         11,544,200
      4,000,000     A+          Sutter Health, Series A, 6.250% due 8/15/35                                              4,135,000
     10,250,000     AAA       California State Public Works Board, Lease Revenue, Department of Corrections,
                                Series A, AMBAC-Insured, 5.250% due 1/1/21                                              10,160,313
      1,980,000     AAA       California State University Headquarters Building Authority Lease,
                                Series B, 5.125% due 9/1/17                                                              1,987,425
                              California Statewide Community Development Authority, COP:
      2,000,000     A           Kaiser Permanente, Remarketed 7/8/98, 5.300% due 12/1/15                                 1,950,000
     10,500,000     AA          St. Joseph Health System, 5.125% due 7/1/17                                             10,053,750


                       See Notes to Financial Statements.

9 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================

California -- 5.7% (continued)
$     5,000,000     AAA       Contra Costa County, CA Multi-Family Housing Revenue, (Crescent Park
                                Apartments Project), Series B, GNMA-Collateralized, 7.800% due 6/20/34                 $ 5,450,000
     15,215,000     AAA       Corona, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area
                                A),Series A, FGIC-Insured, 5.500% due 9/1/24                                            15,310,094
      5,000,000     AAA       Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue
                                Landfill Project), MBIA-Insured, 5.750% due 5/15/14                                      5,300,000
      3,000,000     AAA       Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured,
                                5.250% due 8/1/21                                                                        2,973,750
      2,500,000     AA        Kings River Conservation District, CA Pine Flat Power Revenue, Series A, 4.750%
                                due 1/1/20                                                                               2,328,125
                              Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:
      1,260,000     BBB         5.750% due 7/1/05                                                                        1,310,400
      1,200,000     BBB         5.750% due 7/1/06                                                                        1,257,000
      3,500,000     AAA       Los Angeles, CA Public Works Financing Authority Lease Revenue,
                                AMBAC-Insured, 5.125% due 12/1/29                                                        3,351,250
     17,430,000     AAA       Los Angeles, CA Unified School District, Series A, FGIC-Insured, 5.000% due
                                7/1/21                                                                                  16,732,800
      3,500,000     AAA       Los Angeles County, CA Metropolitan Transportation Authority, Sales Tax Revenue,
                                Series C, 5.000% due 7/1/26                                                              3,311,875
      4,000,000     AAA       Pasadena, CA Electrical Revenue, MBIA-Insured, 4.750% due 8/1/24                           3,655,000
      1,000,000     AAA       Rancho Cucamonga, CA Redevelopment Agency Tax Allocation Project, (Rancho
                                Redevelopment Project), MBIA-Insured, 5.250% due 9/1/26                                    973,750
      1,825,000     AAA       Sacramento, CA Airport Systems Revenue, Series B, FGIC-Insured, 5.000% due 7/1/18          1,793,062
      2,025,000     Aa3*      Sacramento, CA City Financing Authority Revenue Capital Improvement, 5.600% due
                                6/1/25                                                                                   2,060,437
      4,420,000     AAA       San Diego County, CA COP, Northern County Regional Expansion Revenue,
                                AMBAC-Insured, 5.250% due 11/15/19                                                       4,436,575
                              San Francisco, CA City & County COP, San Bruno Jail No. 3:
      3,000,000     AAA         5.250% due 10/1/20                                                                       2,992,500
     31,000,000     AAA         5.250% due 10/1/33                                                                      30,070,000
      5,500,000     AAA       Santa Clara County, CA Finance Authority Lease Revenue, AMBAC-Insured,
                                6.750% due 11/15/20 (c)                                                                  6,166,875
      1,515,000     AAA       Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A,
                                GNMA-Collateralized, 6.150% due 4/20/16                                                  1,583,175
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       167,861,169
------------------------------------------------------------------------------------------------------------------------------------

Colorado -- 10.4%
     17,000,000     AAA       Arapahoe County, CO Capital Improvement, Transportation Highway Revenue,
                                (Pre-Refunded -- Escrowed with U.S. government securities to 8/31/05 Call @ 103),
                                7.000% due 8/31/26 (c)                                                                  19,316,250
      1,750,000     A-        Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15                                            1,708,438
                              Colorado Health Facilities Authority Revenue:
      1,000,000     Aa3*        Catholic Health Initiatives, Series A, 5.000% due 12/1/28                                  866,250
                                National Benevolent, Series C:
        600,000     Baa2*          7.000% due 3/1/19                                                                       606,000
        750,000     Baa2*          7.000% due 3/1/24                                                                       760,312
      1,125,000     Baa2*          7.125% due 3/1/30                                                                     1,146,094
     11,500,000     A           Series B, Remarketed 7/8/98, 5.350% due 8/1/15                                          10,853,125
        500,000     AAA         Sisters of Charity Leavenworth, MBIA-Insured, 5.125% due 12/1/18                           477,500
     12,765,000     BBB+      Colorado Springs, CO Airport Revenue, Series A, 7.000% due 1/1/22 (b)(c)                  13,195,819
      7,000,000     AAA       Colorado Springs, CO Utilities Revenue, Sub-Lien Systems Improvement,
                                MBIA-Insured, 5.000% due 11/15/27                                                        6,370,000



                       See Notes to Financial Statements.

10 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================

Colorado -- 10.4% (continued)
                              Dawson Ridge, CO Metropolitan District No. 1, (Escrowed to maturity with REFCO strips):
$   324,000,000     AAA         Series A, zero coupon bond to yield 5.213% due 10/1/22 (e)                            $ 77,760,000
     27,785,000     AAA         Series B, zero coupon bond to yield 5.212% due 10/1/22 (e)                               6,668,400
                              Denver, CO City & County Airport Revenue:
                                Series A:
     26,500,000     BBB+           14.000% due 11/15/08 (b)(c)                                                          40,743,750
      9,915,000     BBB+           8.000% due 11/15/25 (b)(c)                                                           10,237,237
     27,000,000     AAA            MBIA-Insured, 5.250% due 11/15/23                                                    25,818,750
      3,585,000     BBB+           Pre-Refunded -- Escrowed with state and local government securities to
                                     11/15/01 Call @ 100, 8.000% due 11/15/25 (b)(c)                                     3,728,400
                                Series C:
      3,090,000     BBB+           6.750% due 11/15/13 (b)                                                               3,190,425
      9,505,000     BBB+           6.750% due 11/15/22 (b)(c)                                                            9,802,031
        410,000     AAA            Pre-Refunded -- Escrowed with state and local government securities to
                                     11/15/02 Call @ 102, 6.750% due 11/15/13 (b)                                          436,137
      2,530,000     AAA            Pre-Refunded -- Escrowed with state and local government securities to
                                     11/15/02 Call @ 102, 6.750% due 11/15/22 (b)(c)                                     2,691,287
                                Series D:
     17,760,000     AAA            7.000% due 11/15/25 (b)                                                              17,937,600
      4,665,000     Aaa*           Pre-Refunded -- Escrowed with state and local government securities to
                                     11/15/01 Call @ 100, 7.000% due 11/15/25(b)(c)                                      4,799,119
                              Denver, CO City & County COP, Series B:
      7,420,000     AAA         5.500% due 12/1/21                                                                       7,420,000
      4,000,000     AAA         5.500% due 12/1/25                                                                       3,960,000
      5,655,000     AAA         AMBAC-Insured, 5.750% due 12/1/17                                                        5,867,063
      4,840,000     AAA       Denver, CO City & County School District No.1, General Obligation Unlimited,
                                FGIC-Insured, 5.000% due 12/1/23                                                         4,525,400
                              E-470 Public Highway Authority, Colorado Revenue, Series A, MBIA-Insured:
      2,620,000     AAA         5.000% due 9/1/15                                                                        2,538,125
     23,000,000     AAA         4.750% due 9/1/23                                                                       20,527,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       303,951,012
------------------------------------------------------------------------------------------------------------------------------------

Connecticut -- 0.8%
                              Mashantucket Western Pequot Tribe, Connecticut Special Revenue:
      4,000,000     Baa3*       Series A, 5.500% due 9/1/28 (f)                                                          3,505,000
                                Series B:
      1,000,000     Baa3*          5.550% due 9/1/08 (f)                                                                 1,013,750
      2,000,000     Baa3*          5.700% due 9/1/12 (f)                                                                 1,992,500
      6,500,000     Baa3*          5.750% due 9/1/18 (c)(f)                                                              6,231,875
                              South Central, CT Regional Water Authority, Water System Revenue, 16th Series,
                                AMBAC-Insured:
      2,715,000     Aaa*        5.375% due 8/1/25                                                                        2,681,062
      7,920,000     Aaa*        5.375% due 8/1/30                                                                        7,771,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        23,195,687
------------------------------------------------------------------------------------------------------------------------------------

District of Columbia -- 0.7%
                              District of Columbia Revenue:
      3,000,000     AAA         American Association for the Advancement of Science Revenue, AMBAC-Insured,
                                   5.250% due 1/1/16                                                                     2,996,250
                                Georgetown University, Series D, MBIA-Insured, Converted 5/1/98:
      4,300,000     AAA            5.300% due 4/1/15                                                                     4,332,250
      3,900,000     AAA            5.350% due 4/1/16                                                                     3,924,375


                       See Notes to Financial Statements.

11 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
District of Columbia -- 0.7% (continued)
$     3,700,000     AAA            5.350% due 4/1/17                                                                   $ 3,709,250
      5,300,000     AAA            5.350% due 4/1/18                                                                     5,300,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        20,262,125
------------------------------------------------------------------------------------------------------------------------------------

Florida -- 5.8%
                              Boynton Beach, FL Multi-Family Housing Revenue, Clipper Cove Apartments:
        750,000     A+          6.350% due 7/1/16                                                                          781,875
      1,325,000     A+          6.400% due 7/1/21                                                                        1,373,031
                              Broward County, FL GO:
      1,000,000     Aa2*        12.500% due 1/1/02                                                                       1,101,250
      1,250,000     Aa2*        12.500% due 1/1/03                                                                       1,467,188
      1,500,000     Aa2*        12.500% due 1/1/04                                                                       1,860,000
      1,750,000     Aa2*        12.500% due 1/1/05                                                                       2,281,563
      2,000,000     Aa2*        12.500% due 1/1/06                                                                       2,725,000
      2,000,000     AAA       Clay County, FL School Board COP, (Master Lease Program), MBIA-Insured, 5.750%
                                due 7/1/22                                                                               2,037,500
      3,270,000     AAA       Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21                                       3,106,500
                              Florida State Board of Education GO, Capital Outlay Public Education:
                                Series A:
      4,010,000     AA+            5.125% due 6/1/21                                                                     3,844,587
     16,965,000     AA+            5.250% due 6/1/24                                                                    16,413,637
     10,365,000     AA+            5.125% due 6/1/30                                                                     9,743,100
     12,900,000     AA+         Series B, 4.500% due 6/1/27                                                             10,803,750
      6,850,000     AA+       Florida State Department of Transportation, Series A, 4.750% due 7/1/24                    6,053,688
      6,190,000     AAA       Hillsborough County, FL Capital Improvement Program Revenue, (Mosi Project),
                                Series A, MBIA-Insured, 5.125% due 7/1/22                                                5,880,500
        100,000     A-1+      Hillsborough County, FL IDA, Exempt Facilities Revenue, National Gypsum Company
                                Apollo Project, Series A, 4.450% due 4/1/30 (d)                                            100,000
                              Martin County, FL IDA, Indiantown Cogeneration:
     13,500,000     BBB-        Project A, 7.875% due 12/15/25 (b)(c)                                                   13,770,000
      6,010,000     BBB-        Project B, 8.050% due 12/15/25 (b)                                                       6,182,787
      1,000,000     A2*       Martin County, FL Special Assessment Revenue, Tropical Farms Water, 6.100% due
                                11/1/15                                                                                  1,040,000
                              Miami-Dade County, FL:
      8,040,000     AAA         Professional Sports Franchise Facility, MBIA-Insured, 4.750% due 10/1/30                 7,045,050
      1,805,000     AAA         School Board, Series C, FSA-Insured, 5.000% due 8/1/16                                   1,735,056
      2,935,000     AAA         Special Obligation, (Courthouse Center Project), Series B, AMBAC-Insured,
                                4.750% due 4/1/20                                                                        2,641,500
                              Orange County, FL School Board COP:
     24,250,000     Aaa*        AMBAC-Insured, 5.500% due 8/1/25                                                        24,068,125
     15,500,000     Aaa*        Series A, 5.250% due 8/1/23                                                             15,015,625
                              Orange County, FL Tourist Development Tax Revenue, Series A, AMBAC-Insured:
      4,460,000     AAA         4.750% due 10/1/21                                                                       3,980,550
      4,050,000     AAA         4.750% due 10/1/24                                                                       3,569,063
     10,000,000     AAA       Port St. Lucie, FL Utilities Revenue, Refunding & Improvement, Series A,
                                MBIA-Insured, 5.125% due 9/1/27
      3,000,000     AAA       St. Lucie, FL West Services District, Special Assessment Revenue, Water
                                Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25                            2,895,000
      5,000,000     AAA       Tallahassee, FL Energy Systems Revenue, Series A, 4.750% due 10/1/26                       4,375,000
                              Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project), (Pre-Refunded--
                                Escrowed with U.S. government securities to 5/1/02 Call @ 102):
      2,405,000     NR             7.550% due 5/1/12 (g)                                                                 2,567,337
      3,000,000     NR             7.750% due 5/1/27 (c)(g)                                                              3,213,750
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       171,059,512
------------------------------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

12 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Georgia -- 1.0%
$    27,415,000     AAA       Atlanta, GA Water & Wastewater Revenue, Series A, FGIC-Insured, 5.000% due
                                11/1/29                                                                                $25,050,456
        200,000     A-1       Burke County, GA Development Authority PCR, Georgia Power Co., Series 3,
                                4.300% due 9/1/25 (d)                                                                      200,000
      1,000,000     NR        Private Colleges & Universities Authority Revenue, (Mercer University Project),
                                Series A, 5.375% due 10/1/29                                                               932,500
      3,500,000     BBB-      Savannah, GA Economic Development Authority Revenue, (College of Art & Design
                                Inc. Project), 6.900% due 10/1/29                                                        3,657,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        29,840,456
------------------------------------------------------------------------------------------------------------------------------------

Hawaii -- 0.9%
      2,500,000     AAA       Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21            2,568,750
                              Hawaii State Department of Budget & Finance, Special Purpose Revenue,
                                Kaiser Permanente, Series A:
     16,545,000     A              5.100% due 3/1/14                                                                    15,324,806
      4,000,000     A              5.150% due 3/1/15                                                                     3,695,000
                              Hawaii State GO:
        500,000     AAA         5.000% due 10/1/16                                                                         483,125
      1,000,000     AAA         MBIA-Insured, 4.750% due 4/1/18                                                            925,000
      2,500,000     AAA         Series CP, FGIC-Insured, 5.000% due 10/1/17                                              2,396,875
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        25,393,556
------------------------------------------------------------------------------------------------------------------------------------

Illinois -- 2.5%
     12,500,000     AAA       Chicago, IL O'Hare International Airport Revenue, Second Lien, Series C,
                                MBIA-Insured, 5.000% due 1/1/18                                                         11,859,375
      3,585,000     AAA       Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured,
                                5.750% due 1/1/25                                                                        3,620,850
      8,000,000     AAA       Chicago, IL Water Revenue, 5.250% due 11/1/27                                              7,570,000
                              Illinois Health Facilities Authority Revenue:
      6,000,000     AAA         Alexian Brothers Health Systems, FSA-Insured, 5.000% due 1/1/19                          5,505,000
      1,250,000     AAA         Edward Obligation Group, Series A, AMBAC-Insured, 5.250% due 2/15/17                     1,207,812
      7,000,000     AAA         Ingalls Health System Project, MBIA-Insured, 6.250% due 5/15/24                          7,166,250
      7,680,000     Aaa*        Memorial Health Systems, MBIA-Insured, 5.250% due 10/1/18                                7,372,800
      2,750,000     AAA       Illinois State COP, Department of Central Management Services, Public Aid
                                Building, MBIA-Insured, 5.650% due 7/1/17                                                2,798,125
                              Illinois State GO:
                                FGIC-Insured:
      4,150,000     AAA            5.250% due 6/1/18                                                                     4,035,875
      3,300,000     AAA            5.375% due 2/1/19                                                                     3,242,250
      6,500,000     AAA            5.250% due 12/1/20                                                                    6,248,125
     10,000,000     AAA         MBIA-Insured, 5.625% due 6/1/25                                                         10,025,000
      3,430,000     AAA       University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A,
                                MBIA-Insured, 5.750% due 4/1/19                                                          3,498,600
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        74,150,062
------------------------------------------------------------------------------------------------------------------------------------

Indiana -- 1.0%
      4,500,000     AAA       Delaware County, IN Hospital Authority, Cardinal Health Systems, AMBAC-Insured,
                                5.000% due 8/1/16                                                                        4,275,000
      3,005,000     AAA       Indiana Bond Bank, State Revenue, Guarantee-State Revolving Fund, (Project A),
                                6.250% due 2/1/09                                                                        3,166,519
                              Indiana Health Facilities Financing Authority Hospital Revenue, Riverview
                                Hospital:
        305,000     Baa1*       6.500% due 8/1/01                                                                          307,690
        200,000     Baa1*       6.600% due 8/1/02                                                                          203,000


                       See Notes to Financial Statements.

13 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================

Indiana -- 1.0% (continued)
$     2,200,000     AAA       Indiana Municipal Power Agency, Power Supply Systems Revenue, Special
                                Obligation, 1st Crossover, Series B, MBIA-Insured, 5.200% due 1/1/14                   $ 2,194,500
                              Northwest Allen County, IN Middle School Building Corp., First Mortgage,
                                MBIA-Insured:
        715,000     AAA         4.800% due 1/15/13                                                                         681,931
        245,000     AAA         4.800% due 7/15/13                                                                         233,669
        535,000     AAA         4.900% due 7/15/14                                                                         510,256
      2,500,000     AA-       Petersburg, IN PCR, (Indianapolis Power & Light Co. Project), 6.625% due 12/1/24           2,609,375
     15,000,000     AAA       Rockport, IN PCR, (Michigan Power Co. Project), Series A, AMBAC-Insured,
                                6.550% due 6/1/25 (c)                                                                   15,862,500
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        30,044,440
------------------------------------------------------------------------------------------------------------------------------------


Kansas -- 0.4%
      2,575,000     Aaa*      Kansas State Development Finance Authority Revenue, Public Water Supply
                                Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23                               2,591,094
      3,000,000     AAA       Topeka, KS Public Building Commission, (10th & Jackson Projects),
                                MBIA-Insured, 4.875% due 6/1/19                                                          2,767,500
      2,000,000     Aaa*      Wyandotte County, KS School District No. 204 GO, (Bonner Springs), Series A,
                                FSA-Insured, 5.600% due 9/1/20                                                           2,017,500
      3,145,000     AAA       Wyandotte County, KS Unified School District No. 202 GO, AMBAC-Insured, 4.750%
                                due 9/1/17                                                                               2,897,331
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        10,273,425
------------------------------------------------------------------------------------------------------------------------------------


Kentucky -- 0.1%
      1,835,000     AAA       Kentucky State Property & Buildings Commission Revenues, (Project No. 66),
                                Series A, MBIA-Insured, 5.700% due 5/1/17                                                1,890,050
        100,000     A-1+      Louisville & Jefferson County, KY Regional Airport Authority Special Facilities
                                Revenue, UPS Worldwide Forwarding, Series B, 4.300% due 1/1/29 (d)                         100,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                         1,990,050
------------------------------------------------------------------------------------------------------------------------------------


Maine -- 0.1%
      3,385,000     AAA       University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30             3,338,456
------------------------------------------------------------------------------------------------------------------------------------


Maryland -- 0.6%
      2,000,000     AAA       Baltimore County, MD County Commission Mortgage Revenue, (Northbrooke Apartments
                                Project), Series A, GNMA-Collateralized, 6.350% due 1/20/21 (c)                          2,085,000
                              Baltimore, MD GO, Series A, FGIC-Insured:
      2,745,000     AAA         5.750% due 10/15/15                                                                      2,971,463
      1,165,000     AAA         5.750% due 10/15/16                                                                      1,261,112
      1,375,000     AAA       Charles County, MD County Commissioners Mortgage Revenue, (Holly Station Project
                                IV), Series A, FHA-Insured, 6.450% due 5/1/26                                            1,424,844
     67,000,000     NR        Maryland State Energy Financing Administration, Solid Waste Disposal Revenue,
                                (Hagerstown Project), 9.000% due 10/15/16 (b)(e)                                         6,030,000
      2,725,000     A         Maryland State Health & Higher Educational Facilities Authority Revenue,
                                Kaiser Permanente, Series A, 5.375% due 7/1/15                                           2,636,437
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        16,408,856
------------------------------------------------------------------------------------------------------------------------------------


Massachusetts -- 8.6%
      2,200,000     AAA       Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16                                  2,230,250
                              Massachusetts Bay Transportation Authority, General Transportation System:
     14,490,000     AAA         Series A, MBIA-Insured, 4.500% due 3/1/26                                               12,171,600
                                Series B:
      6,000,000     AAA            AMBAC-Insured, 5.375% due 3/1/25                                                      5,842,500


                       See Notes to Financial Statements.

14 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Massachusetts -- 8.6% (continued)
                                   FSA-Insured:
$    15,000,000     AAA              5.250% due 3/1/20                                                                 $14,531,250
     34,200,000     AAA              5.250% due 3/1/26                                                                  32,618,250
                              Massachusetts Municipal Wholesale Electric Co., Power Supply System Revenue:
      2,950,000     AAA         Series A, AMBAC-Insured, 5.000% due 7/1/17                                               2,820,938
      9,435,000     AAA         Series B, MBIA-Insured, 5.000% due 7/1/17                                                9,022,219
      4,000,000     AA+       Massachusetts Sales Tax Revenue, Series A, 5.500% due 7/1/30                               3,935,000
     10,430,000     Aaa*      Massachusetts State College Building Authority Revenue, Series 1, MBIA-Insured,
                                5.375% due 5/1/39                                                                        9,921,537
      1,000,000     A-        Massachusetts State Development Finance Agency Revenue, Clark University Issue,
                                5.125% due 7/1/18                                                                          915,000
                              Massachusetts State Health and Educational Facilities Authority Revenue:
      7,500,000     AA-         Boston College Issue, Series L, 5.000% due 6/1/26                                        6,815,625
     17,120,000     Aaa*        Brandeis University Issue, Series J, MBIA-Insured, 5.000% due 10/1/26                   15,536,400
      2,000,000     A           Hebrew Rehabilitation Center for Aged, Series C, 5.250% due 7/1/17                       1,825,000
      4,500,000     AAA         Northeastern University, Series 1, MBIA-Insured, 5.000% due 10/1/29                      4,061,250
                                Partners Healthcare Systems, Series B:
      3,000,000     AA-            5.250% due 7/1/13                                                                     2,880,000
      1,000,000     AA-            5.250% due 7/1/14                                                                       948,750
      2,000,000     AA-            5.250% due 7/1/15                                                                     1,875,000
      7,000,000     AA-            5.125% due 7/1/19                                                                     6,247,500
      2,500,000     AAA       Massachusetts State HFA, Housing Development, Series B, MBIA-Insured,
                                5.300% due 12/1/17                                                                       2,465,625
                              Massachusetts State Turnpike Authority, Metro Highway Systems Revenue, Series A:
      6,900,000     AAA         5.250% due 1/1/29                                                                        6,520,500
     60,360,000     AAA         AMBAC-Insured, 4.750% due 1/1/34                                                        51,985,050
                                MBIA-Insured:
      8,000,000     AAA            5.250% due 1/1/29                                                                     7,580,000
      2,100,000     AAA            5.000% due 1/1/37                                                                     1,879,500
     12,000,000     Aaa*      Massachusetts State Water Pollution Abatement, New Bedford, PG-Series A,
                                FGIC-Insured, 4.750% due 2/1/26                                                         10,500,000
                              Massachusetts State Water Resources Authority:
     16,785,000     AAA         MBIA-Insured, 5.000% due 12/1/25                                                        15,274,350
      4,000,000     AAA         Series A, FSA-Insured, 4.750% due 8/1/27                                                 3,485,000
                                Series B:
      3,000,000     A1*            5.500% due 3/1/17                                                                     3,007,500
     11,635,000     AAA            MBIA-Insured, 4.750% due 12/1/21                                                     10,442,412
      4,605,000     AAA         Series C, MBIA-Insured, 5.250% due 12/1/20                                               4,449,581
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       251,787,587
------------------------------------------------------------------------------------------------------------------------------------

Michigan -- 4.5%
      5,000,000     AAA       Detroit & Wayne Counties, MI Stadium Authority Revenue, FGIC-Insured,
                                5.250% due 2/1/27                                                                        4,762,500
      3,000,000     AAA       Detroit, MI Water Supply System, Series A, FGIC-Insured, 5.750% due 7/1/26                 3,048,750
      1,000,000     AAA       Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17                1,005,000
      2,140,000     AAA       Ingham County, MI Building Authority, AMBAC-Insured, 5.000% due 11/1/16                    2,067,775
     21,500,000     AAA       Michigan Public Power Agency Revenue, (Belle River Project), Series A,
                                MBIA-Insured, 5.250% due 1/1/18                                                         21,123,750
      5,530,000     AAA       Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27                                       5,467,787
                              Michigan State Hospital Finance Authority Revenue, Healthcare Systems:
      5,355,000     A           6.125% due 11/15/19                                                                      5,308,144
      2,500,000     A           6.250% due 11/15/24                                                                      2,500,000

                       See Notes to Financial Statements.

15 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================

Michigan -- 4.5% (continued)
                              Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue,
                                Central Wayne Energy:
                                   Series A:
$     8,000,000     NR               6.900% due 7/1/19 /b/                                                             $ 7,380,000
      9,000,000     NR               7.000% due 7/1/27 /b/                                                               8,201,250
     12,000,000     NR             Series B, 6.800% due 7/1/13 /b/                                                      11,235,000
      5,500,000     AAA       Michigan State Trunk Line, Series A, 5.000% due 11/1/26                                    5,066,875
     55,000,000     BB+       Midland County, MI Economic Development Corp., Subordinated Limited Obligation,
                                Series A, 6.875% due 7/23/09 /b//c/                                                     56,100,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       133,266,831
------------------------------------------------------------------------------------------------------------------------------------


Minnesota -- 2.7%
                              Hennepin County, MN Lease Revenue, COP:
      2,955,000     Aa1*        5.000% due 11/15/14                                                                      2,892,206
      3,105,000     Aa1*        5.000% due 11/15/15                                                                      3,019,613
                              Minneapolis & St. Paul, MN Airport Revenue, Series A:
     14,990,000     AAA         5.125% due 1/1/25                                                                       14,128,075
     15,110,000     AAA         5.000% due 1/1/30                                                                       13,731,213
     28,950,000     AAA         FGIC-Insured, 5.125% due 1/1/31                                                         27,176,812
                              Minnesota State, General Obligation Unlimited:
      7,400,000     AAA         5.250% due 8/1/18                                                                        7,316,750
      6,375,000     AAA         5.250% due 8/1/19                                                                        6,271,406
        500,000     A3*       Minnesota State, Higher Education Facility Authority Revenue, St. Johns
                                University, Series Four-L, 5.350% due 10/1/17                                              481,250
      4,000,000     AA+       North St. Paul Maplewood, MN ISD, No. 622, Series A, 5.125% due 2/1/20                     3,835,000
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        78,852,325
------------------------------------------------------------------------------------------------------------------------------------


Mississippi -- 0.1%
      2,000,000     Aaa*      Jackson, MS Public School District GO, Limited Tax Notes, Series B,
                                AMBAC-Insured, 5.375% due 10/1/20                                                        1,975,000
------------------------------------------------------------------------------------------------------------------------------------


Missouri -- 0.1%
      4,000,000     Aaa*      Springfield, MO (Capital Improvements Project), Public Building Corp., Leasehold
                                Revenue, AMBAC-Insured, 5.375% due 6/1/19                                                3,965,000
------------------------------------------------------------------------------------------------------------------------------------


Montana -- 1.1%
     33,350,000     NR        Montana State Board of Investment Resource Recovery Revenue, (Yellowstone Energy
                                LP Project), 7.000% due 12/31/19 /b//c/                                                 32,266,125
------------------------------------------------------------------------------------------------------------------------------------


Nevada -- 0.3%
      5,500,000     AAA       Clark County, NV Passenger Facility Charge Revenue, Las Vegas McCarran
                                International, MBIA-Insured, 4.750% due 7/1/22                                           4,943,125
      5,575,000     AAA       Nevada State GO, (Projects 66 & 67), Series A, FGIC-Insured, 5.000% due 5/15/28            5,066,281
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                        10,009,406
------------------------------------------------------------------------------------------------------------------------------------


New Hampshire -- 0.1%
      3,000,000     AAA       Manchester, NH Apartment Revenue, Series A, MBIA-Insured, 4.500% due 1/1/28                2,512,500
------------------------------------------------------------------------------------------------------------------------------------


New Jersey -- 3.4%
      1,425,000     AAA       Middlesex County, NJ Improvement Authority Utilities System Revenue,
                                (Perth Amboy Franchise Project), Series A, AMBAC-Insured, 5.000% due 9/1/29              1,307,437
      2,465,000     Aaa*      Mount Holly, NJ Municipal Utilities Authority Sewer Revenue, MBIA-Insured,
                                4.750% due 12/1/28                                                                       2,153,794
      3,000,000     NR        New Jersey EDA Revenue, The Seeing Eye Inc., 6.200% due 12/1/24                            3,101,250
      2,000,000     Aaa*      New Jersey EDA State Lease Revenue, Bergen County Administrative Complex,
                                MBIA-Insured, 4.750% due 11/15/26                                                        1,770,000


                       See Notes to Financial Statements.

16 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================

New Jersey -- 3.4% (continued)
                              New Jersey Health Care Facilities Financing Authority Revenue:
                                Barnert Hospital, MBIA-Insured:
$       495,000     AAA            4.750% due 2/1/15                                                                     $ 460,350
        685,000     AAA            4.750% due 8/1/15                                                                       636,194
        575,000     AAA            4.750% due 8/1/16                                                                       527,562
      5,000,000     AAA         FSA-Insured, 5.250% due 7/1/19                                                           4,843,750
      2,500,000     BBB         Rahway Hospital Obligation Group, 5.000% due 7/1/08                                      2,240,625
                                Robert Wood Johnson University Hospital:
      2,280,000     A+             5.500% due 7/1/14                                                                     2,282,850
      1,000,000     A+             5.600% due 7/1/15                                                                     1,002,500
     10,045,000     A+             5.700% due 7/1/20                                                                     9,944,550
     11,000,000     A+             5.750% due 7/1/25                                                                    10,890,000
     24,570,000     A+             5.750% due 7/1/31                                                                    24,232,162
                              New Jersey State GO:
     22,000,000     AA+         4.500% due 2/1/17                                                                       19,690,000
     13,805,000     AA+         4.500% due 2/1/18                                                                       12,251,938
      2,250,000     Aa2*      New Jersey State Transportation Trust Fund, Series A, 5.000% due 6/15/17                   2,140,313
      1,500,000     AAA       South Jersey Transportation Systems Authority Revenue, AMBAC-Insured, 5.125% due
                                11/1/22                                                                                  1,419,375
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       100,894,650
------------------------------------------------------------------------------------------------------------------------------------


New York -- 6.3%
      3,470,000     Aaa*      Allegany County, NY IDA, Civic Facilities Revenue, Alfred University,
                                MBIA-Insured, 5.000% due 8/1/18                                                          3,287,825
                              Metropolitan Transportation Authority of New York, Commuter Facilities Revenue:
                                Dedicated Tax Fund, Transit Facilities Revenue:
                                   Series A:
     10,465,000     AAA              FGIC-Insured, 5.875% due 4/1/25                                                    10,739,706
      4,500,000     AAA              FSA-Insured, 5.250% due 4/1/23                                                      4,308,750
      2,500,000     AAA            Series B, 4.875% due 7/1/18                                                           2,309,375
      5,000,000     AAA         Series B, AMBAC-Insured, 5.000% due 7/1/20                                               4,693,750
      9,500,000     AAA         Series D, MBIA-Insured, 5.125% due 7/1/22                                                8,930,000
      1,100,000     AAA       Municipal Assistance Corp. for City of Troy, NY Series A, MBIA-Insured, 5.000%
                                due 1/15/16                                                                              1,058,750
     11,750,000     AAA       Nassau County, NY Healthcare Corp., Health Systems Revenue, FSA-Insured,
                                5.500% due 8/1/19                                                                       11,647,188
      2,500,000     AAA       Nassau County, NY IDA, Civic Facilities Revenue, (Hofstra University Project),
                                4.750% due 7/1/28                                                                        2,187,500
      3,000,000     AAA       New York, NY City Health & Hospital Corp. Revenue, Health Systems, Series A,
                                5.000% due 2/15/20                                                                       2,760,000
      4,000,000     AAA       New York, NY City IDA, Civic Facilities Revenue, (Lighthouse International
                                Project),
                                MBIA-Insured, 4.500% due 7/1/33                                                          3,285,000
      1,280,000     AAA       New York, NY City IDA, Civic Facilities Revenue, (Trinity Episcopal School Corp.
                                Project),
                                MBIA-Insured, 5.250% due 6/15/17                                                         1,259,200
                              New York, NY Metropolitan Triborough Authority, AMBAC-Insured:
      6,000,000     AAA         5.875% due 1/1/30                                                                        6,150,000
     13,500,000     AAA         Series A, 5.250% due 1/1/29                                                             12,774,375
                              New York, NY Municipal Water Finance Authority, Water & Sewer Systems Revenue:
                                Series A, FGIC-Insured:
      5,605,000     AAA            4.750% due 6/15/31                                                                    4,827,306
      5,000,000     AAA            5.750% due 6/15/31                                                                    5,068,750
                                Series B:
      8,000,000     AA             6.000% due 6/15/33                                                                    8,310,000
      5,240,000     AAA            MBIA-Insured, 5.375% due 5/15/19                                                      5,174,500


                       See Notes to Financial Statements.

17 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
New York -- 6.3% (continued)
                              New York, NY Transitional Finance Authority Revenue, Future Tax Secured:
$     5,000,000     AA          Series A, 4.750% due 11/15/16                                                          $ 4,668,750
      4,515,000     A-1+        Series B, 4.750% due 11/1/17                                                             4,131,225
        300,000     AA          Subseries B-1, 4.150% due 11/1/27 (d)                                                      300,000
                              New York State Dormitory Authority:
      5,000,000     AAA         City University System, Consolidated Third General Resolution, Series 2,
                                MBIA-Insured,
                                   6.250% due 7/1/19                                                                     5,331,250
                                Iona College, MBIA-Insured:
        485,000     AAA            6.600% due 7/1/07                                                                       502,256
        420,000     AAA            6.600% due 7/1/08                                                                       434,738
        555,000     AAA            6.600% due 7/1/09                                                                       574,247
        540,000     AAA            6.700% due 7/1/10                                                                       558,889
      7,000,000     AAA         Lease Revenue, Court Facilities, City of NY Issue, AMBAC-Insured, 5.750% due
                                5/15/30                                                                                  7,122,500
      2,700,000     P-1*      New York State Energy Research and Development, PCR, (Niagara Mohawk
                                Power Corp.), Series B, 4.150% due 12/1/25 (d)                                           2,700,000
      2,000,000     A         New York State GO, 12.000% due 11/15/03                                                    2,437,500
      6,000,000     AAA       New York State Medical Care Facilities Finance Agency Revenue, FGIC-Insured,
                                5.250% due 2/15/19                                                                       5,767,500
                              New York State Thruway Authority, Highway & Bridge Transportation Fund,
                                FGIC-Insured:
                                Series A:
      7,030,000     AAA            5.000% due 4/1/18                                                                     6,608,200
      7,010,000     AAA            5.000% due 4/1/19                                                                     6,554,350
                                Series B:
      2,305,000     AAA            5.400% due 4/1/17                                                                     2,307,881
      2,000,000     AAA            5.500% due 4/1/18                                                                     2,007,500
      6,595,000     AAA            5.500% due 4/1/19                                                                     6,603,244
      5,950,000     AAA            5.600% due 4/1/20                                                                     6,009,500
                              New York State Urban Development Corp. Revenue, Correctional Capital Facilities,
                                FSA-Insured:
      7,500,000     AAA            5.000% due 1/1/19                                                                     7,078,125
      5,000,000     AAA            5.000% due 1/1/20                                                                     4,700,000
                                   Series A:
      2,895,000     AAA              5.000% due 1/1/18                                                                   2,746,631
      3,250,000     AAA              5.250% due 1/1/21                                                                   3,111,875
        100,000     A-1+      Port Authority of NY & NJ, Special Obligation Revenue, Series 3, 4.050% due
                                6/1/20 (d)                                                                                 100,000
      1,000,000     AAA       St. Lawrence County, NY Industrial Developmental Agency, Civic Facilities Revenue,
                                (St. Lawrence University Project), Series A, MBIA-Insured, 5.375% due 7/1/18               991,250
      3,000,000     Aa3*      Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds,
                                Series B, 5.500% due 1/1/30                                                              2,951,250
      1,000,000     AAA       Yonkers, NY GO, FGIC-Insured, Series B, 5.000% due 9/1/17                                    943,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       186,014,386
------------------------------------------------------------------------------------------------------------------------------------

North Carolina -- 1.2%
      4,500,000     A1*       Carteret County, NC COP, (Elementary School Project), 6.500% due 2/1/07                    4,770,000
      2,000,000     AA+       Charlotte, NC Water & Sewer Systems Revenue, 5.250% due 6/1/24                             1,920,000
                              North Carolina Medical Care Commission:
                                Health Care Facilities Revenue:
      3,000,000     AA             Carolina Medicorp Project, 5.125% due 5/1/16                                          2,857,500
      1,095,000     A              Novant Health Project, Series B, 5.000% due 10/1/17                                     988,237
                                Hospital Revenue:
      4,500,000     AA-            First Health of the Carolinas, 4.750% due 10/1/26                                     3,802,500
     14,265,000     AAA            Pitt County Memorial Hospital, Series A, MBIA-Insured, 4.750% due 12/1/28            12,250,069

                      See Notes to Financial Statements.

18 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
North Carolina -- 1.2% (continued)
$     3,500,000     AA-       Raleigh Durham, NC Airport Authority Special Facilities Revenue,
                                American Airlines, Series B, LOC Bank America, 4.350% due 11/1/15                      $ 3,500,000
      2,500,000     AA+       Raleigh, NC Combined Enterprise System Revenue, 4.750% due 3/1/19                          2,262,500
        500,000     AAA       Sampson Area Development Corp., Installment Payment Revenue, MBIA-Insured,
                                4.750% due 6/1/19                                                                          455,625
      1,250,000     AAA       University of North Carolina Hospital, Chapel Hill Revenue, AMBAC-Insured,
                                5.000% due 2/15/24                                                                       1,143,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        33,950,181
------------------------------------------------------------------------------------------------------------------------------------

North Dakota -- 0.0%
      1,000,000     AAA       Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured,
                                5.250% due 5/1/13                                                                        1,003,750
------------------------------------------------------------------------------------------------------------------------------------

Ohio -- 7.3%
                              Akron, Bath and Copley, OH Joint Township Hospital
                                District, Hospital Revenue, (Akron General
                                Medical Center Project), AMBAC-Insured:
     14,130,000     AAA            5.375% due 1/1/17 (c)                                                                14,059,350
     11,150,000     AAA            5.375% due 1/1/22                                                                    10,871,250
      8,375,000     AAA       Akron, OH EDA Revenue, MBIA-Insured, 5.000% due 12/1/18                                    8,029,531
      1,000,000     Aaa*      Brecksville-Broadview Heights, OH City School District,
                                FGIC-Insured, 6.500% due 12/1/16                                                         1,087,500
                              Clermont County, OH Hospital Facilities Revenue, Mercy Health Systems, Series B,
                                AMBAC-Insured:
      3,415,000     AAA            5.625% due 9/1/16                                                                     3,483,300
      1,000,000     AAA            5.625% due 9/1/21                                                                     1,005,000
                              Cleveland, OH Waterworks Revenue, Refunding & Improvement, First Mortgage,
                                Series H, MBIA-Insured:
      1,000,000     AAA            5.625% due 1/1/13                                                                     1,036,250
         15,000     AAA            5.700% due 1/1/14                                                                        14,794
        985,000     AAA            Pre-Refunded -- Escrowed with state and local government securities to 1/1/06
                                     Call @ 102, 5.700% due 1/1/14                                                       1,056,413
                              Cuyahoga County, OH Hospital Revenue, Refunding & Improvement:
      1,000,000     AAA         Metrohealth System Project, MBIA-Insured, 5.625% due 2/15/17                             1,015,000
                                Series A:
      3,250,000     AAA            5.125% due 2/15/15                                                                    3,193,125
      7,025,000     AAA            5.125% due 2/15/16                                                                    6,849,375
      4,890,000     AAA            5.125% due 2/15/17                                                                    4,731,075
     13,935,000     AAA            5.250% due 2/15/19                                                                   13,516,950
      3,750,000     AA-         Series B, 5.125% due 1/1/29                                                              3,346,875
                              Cuyahoga County, OH Hospital Revenue, University Hospital Systems, AMBAC-Insured:
      2,500,000     AAA         5.400% due 1/15/19                                                                       2,443,750
      8,000,000     AAA         5.500% due 1/15/30                                                                       7,830,000
      4,000,000     AAA       Delaware County, OH GO, Sewer District, MBIA-Insured, 4.750% due 12/1/24                   3,555,000
      4,065,000     AAA       Franklin County, OH Convention Facilities Authority, Tax & Lease Revenue
                                Anticipation Bonds, MBIA-Insured, 5.000% due 12/1/17                                     3,912,562
      5,400,000     Aaa*      Greene County, OH Sewer System Revenue, (Governmental Enterprise),
                                AMBAC-Insured, 5.625% due 12/1/25                                                        5,460,750
                              Hamilton County, OH Sales Tax, MBIA-Insured:
      1,500,000     AAA         Football Project-A, 4.750% due 12/1/27                                                   1,321,875
     11,400,000     AAA         Football Project-B, 5.000% due 12/1/27                                                  10,530,750

                      See Notes to Financial Statements.

19 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Ohio -- 7.3% (continued)
                              Lucas County, OH Hospital Revenue, Promedia Healthcare Obligation Group,
                                AMBAC-Insured:
$    10,000,000     AAA            5.375% due 11/15/23                                                                 $ 9,725,000
     38,050,000     AAA            5.375% due 11/15/29                                                                  36,575,563
      3,000,000     Aaa*      Medina, OH City School District, GO, FGIC-Insured, 5.000% due 12/1/18                      2,895,000
      1,630,000     AA-       New Lexington, OH School District, GO, 5.375% due 12/1/21                                  1,599,438
      4,500,000     AAA       Ohio State Air Quality Development Authority, (Ohio Power Co.),
                                Series C, AMBAC-Insured, 5.150% due 5/1/26                                               4,269,375
                              Ohio State Building Authority, State Facilities:
      2,725,000     AA-         Administration Building Fund Projects, Series A, 5.000% due 10/1/15                      2,650,062
      5,000,000     AA-         Adult Correctional Buildings Funds Projects, Series A, 5.000% due 10/1/18                4,731,250
                              Ohio State Higher Educational Facilities Revenue:
      2,875,000     A2*         John Carroll University Project, 5.850% due 4/1/20                                       2,925,312
                                University of Dayton Project, AMBAC-Insured:
      3,380,000     AAA            5.500% due 12/1/25                                                                    3,375,775
     11,710,000     AAA            5.500% due 12/1/30                                                                   11,622,175
      1,500,000     NR        Ohio State Solid Waste Revenue, Republic Engineered Steels Inc., 9.000% due
                                6/1/21 (b)                                                                                 547,500
      2,670,000     AAA       Ohio State Water Development Authority Revenue, Water Development,
                                Fresh Water Series, FSA-Insured, 5.000% due 12/1/16                                      2,593,237
      6,000,000     AA-       Olentangy, OH Local School District GO, 5.000% due 12/1/27                                 5,475,000
      5,000,000     AA+       Orange, OH City School District GO, 5.000% due 12/1/23                                     4,637,500
      2,955,000     AAA       Parma, OH GO, Series A, FGIC-Insured, 5.000% due 12/1/18                                   2,836,800
      8,000,000     AAA       South-Western City School District, OH Franklin & Pickway County, AMBAC-Insured,
                                4.750% due 12/1/26                                                                       7,120,000
      1,525,000     AAA       University of Akron, OH General Receipts, AMBAC-Insured, 5.250% due 1/1/22                 1,477,344
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       213,406,806
------------------------------------------------------------------------------------------------------------------------------------

Oklahoma -- 0.1%
      1,975,000     AA        Tulsa, OK Industrial Authority, Hospital Revenue, (St. John's Medical Center
                                Project), 6.250% due 2/15/17                                                             2,137,937
      1,000,000     AA-       Woods County, OK IDA, Revenue Refunding, (Cargill Inc. Project), 6.250% due
                                10/1/14                                                                                  1,058,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         3,196,687
------------------------------------------------------------------------------------------------------------------------------------

Oregon -- 0.7%
                              Oregon State Department of Administrative Services Corp., Series A,
                                AMBAC-Insured:
      7,155,000     AAA         4.875% due 5/1/16                                                                        6,886,688
      6,505,000     AAA         4.875% due 5/1/17                                                                        6,204,144
      6,950,000     AA        Oregon State GO, Series B, 6.375% due 8/1/24 (c)                                           7,184,562
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        20,275,394
------------------------------------------------------------------------------------------------------------------------------------

Pennsylvania -- 2.3%
      1,400,000     AAA       Beaver County, PA IDA, PCR, (PA Power Co. Mansfield Project), Series A,
                                FSA-Insured, 5.450% due 9/15/28                                                          1,363,250
      6,250,000     AAA       Montgomery County, PA Higher Education & Health Authority Revenue,
                                Holy Redeemer Health, Series A, 5.250% due 10/1/17                                       6,093,750
                              Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue,
                                (Northhampton Generating Project), Series C:
      2,000,000     NR             6.875% due 1/1/11 (b)                                                                 1,942,500
     12,000,000     NR             6.950% due 1/1/21 (b)(c)                                                             11,625,000
     11,650,000     AAA       Pennsylvania State Higher Educational Facility Authority Revenue,
                                Temple University, Series 1, MBIA-Insured, 5.000% due 4/1/29                            10,645,188
      2,220,000     AAA       Philadelphia, PA School District GO, Series B, AMBAC-Insured, 5.375% due 4/1/19            2,203,350

                      See Notes to Financial Statements.

20 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Pennsylvania -- 2.3% (continued)
                              Pittsburgh & Allegheny County, PA Public Auditorium:
$    11,000,000     AAA         Hotel Room, AMBAC-Insured, 5.000% due 2/1/24                                           $10,202,500
                                Regional Asset District Sales Tax, AMBAC-Insured:
      5,250,000     AAA            5.000% due 2/1/24                                                                     4,869,375
      8,115,000     AAA            5.000% due 2/1/29                                                                     7,404,937
                              Saint Mary Hospital Authority, Bucks County Catholic Health Initiatives, Series A:
      2,680,000     AA          5.375% due 12/1/12                                                                       2,656,550
      3,000,000     AA          5.000% due 12/1/18                                                                       2,722,500
      4,550,000     AAA       Southeastern, PA Transportation Authority Revenue, Series A, FGIC-Insured,
                                4.750% due 3/1/24                                                                        4,049,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        65,778,400
------------------------------------------------------------------------------------------------------------------------------------

Rhode Island -- 0.1%
      3,000,000     AAA       Rhode Island State Economic Development Corp., Airport Revenue, Series B,
                                FGIC-Insured, 6.000% due 7/1/28                                                          3,105,000
------------------------------------------------------------------------------------------------------------------------------------

South Carolina -- 1.2%
                              Greenville, SC Memorial Auditorium District, Public Facilities Corp., COP,
                                (Bi-Lo Center Project),
                                Series B, AMBAC-Insured:
      1,815,000     AAA            4.750% due 3/1/17                                                                     1,674,337
      4,000,000     AAA            4.750% due 3/1/24                                                                     3,490,000
      5,000,000     AAA       Piedmont Municipal Power Agency, SC Electric Revenue, Series A, MBIA-Insured,
                                4.875% due 1/1/17                                                                        4,725,000
     26,000,000     Aaa*      South Carolina Transportation Infrastructure Revenue, Series A, AMBAC-Insured,
                                5.250% due 10/1/21                                                                      25,057,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        34,946,837
------------------------------------------------------------------------------------------------------------------------------------

Tennessee -- 1.6%
                              Chattanooga, TN Health & Educational Housing
                                Facilities Board, Mortgage Revenue, Red Bank
                                Health Care, FHA-Insured, (LOC - Citibank N.A.):
         15,000     A              11.250% due 8/1/02                                                                       16,538
        120,000     A              11.250% due 2/1/03                                                                      135,000
        130,000     A              11.250% due 8/1/03                                                                      149,337
        135,000     A              11.250% due 2/1/04                                                                      157,106
        145,000     A              11.250% due 8/1/04                                                                      171,825
        150,000     A              11.250% due 2/1/05                                                                      180,750
        180,000     A              11.250% due 8/1/05                                                                      220,500
                              Hardeman County, TN Correctional Facilities Corp.:
      1,200,000     NR          6.900% due 8/1/03                                                                        1,216,500
     11,000,000     NR          7.750% due 8/1/17                                                                       11,618,750
     10,890,000     AA+       Shelby County, TN GO, Series A, 5.000% due 3/1/20                                         10,154,925
                              Tennessee State GO, Series A:
      3,810,000     AA+         5.250% due 3/1/17                                                                        3,790,950
      4,000,000     AA+         5.250% due 3/1/18                                                                        3,955,000
      7,500,000     AA+         5.250% due 3/1/19                                                                        7,387,500
      7,500,000     AA+         5.375% due 3/1/20                                                                        7,471,875
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        46,626,556
------------------------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

21 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Texas -- 18.3%
$     3,300,000     AAA       Austin, TX ISD, General Obligation Unlimited, PSFG, 5.125% due 8/1/16                    $ 3,221,625
                              Austin, TX Water, Sewer & Electric Revenue:
        180,000     A*          Pre-Refunded -- Escrowed with U.S. government securities to various call dates
                                   (5/15/99 to 11/15/01) Call @ 100, 14.000% due 11/15/01 (g)                              191,475
      3,115,000     A*          Refunded -- Escrowed with U.S. government securities to various call dates
                                   (5/15/99 to 11/15/01) Call @ 100, 14.000% due 11/15/01 (g)                            3,313,581
     18,525,000     A*          Un-Refunded -- Escrowed with U.S. government securities to various call dates
                                   (5/15/99 to 11/15/01) Call @ 100, 14.000% due 11/15/01 (g)                           19,705,969
      2,000,000     Aaa*      Azle, TX Independent School District GO, PSFG, Series C, 5.000% due 2/15/22                1,852,500
                              Bell County, TX Health Facilities Development Corp. Revenue, Cook Children's
                                Medical Center, FSA-Insured:
      1,000,000     AAA            5.000% due 12/1/12                                                                      988,750
      1,000,000     AAA            5.100% due 12/1/13                                                                      990,000
        500,000     AAA            5.200% due 12/1/16                                                                      485,625
      2,155,000     AAA            5.250% due 12/1/18                                                                    2,090,350
      6,570,000     AAA       Bexar County, TX Health Facilities Development Corp. Revenue, Baptist Health
                                System, Series A, MBIA-Insured, 5.250% due 11/15/27                                      6,175,800
      1,000,000     AAA       Brazos County, TX Health Facilities Development Corp., Franciscan Services
                                Corp., Series A, MBIA-Insured, 5.375% due 1/1/17                                           985,000
      5,450,000     AAA       Brazos River Authority, TX Authority Revenue, (Houston Industrial Inc. Project),
                                Series A, 5.125% due 5/1/19                                                              5,204,750
      3,000,000     A3*       Brazos River Authority, TX PCR, Utilities Electric Co., Series C, 5.550% due
                                6/1/30 (b)                                                                               2,801,250
      2,600,000     BBB       Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12           2,437,500
      2,500,000     AAA       Brownsville, TX Utilities System Revenue, Priority Refunding, AMBAC-Insured,
                                5.250% due 9/1/20                                                                        2,409,375
      5,520,000     AAA       Burleson, TX ISD, PSFG, 6.750% due 8/1/24                                                  5,940,900
      2,300,000     AAA       Carroll, TX ISD, GO, PSFG, 4.875% due 8/15/27                                              2,044,125
      1,995,000     AA        Carrollton, TX GO, 5.000% due 8/15/19                                                      1,847,869
      3,000,000     AAA       Conroe, TX ISD, PSFG, Lot A, 5.600% due 2/15/21                                            3,007,500
      3,000,000     AAA       Corpus Christi, TX General Airport Revenue, Series B, FSA-Insured, 5.375% due
                                2/15/30                                                                                  2,883,750
                              Corpus Christi, TX Utility Systems Revenue, FSA-Insured:
      2,700,000     AAA         5.000% due 7/15/17                                                                       2,578,500
      1,610,000     AAA         5.000% due 7/15/19                                                                       1,527,488
      2,400,000     AAA       Cypress-Fairbanks, TX ISD, GO, PSFG, 4.750% due 2/15/22                                    2,115,000
                              Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue,
                                American Airlines Inc.:
     17,470,000     Baa1*          6.375% due 5/1/35 (b)                                                                17,098,763
     17,000,000     Baa1*          Series A, 5.950% due 5/1/29 (b)                                                      17,106,250
     17,000,000     Baa1*          Series B, 6.050% due 5/1/29 (b)                                                      17,148,750
                              Dallas, TX Civic Center, MBIA-Insured:
      2,000,000     AAA         5.000% due 8/15/16                                                                       1,935,000
      4,700,000     AAA         4.875% due 8/15/23                                                                       4,282,875
      5,850,000     AAA       Edinburg, TX ISD, Public Facilities Corp. Lease Revenue, AMBAC-Insured, 5.000%
                                due 8/15/19                                                                              5,550,188
                              El Paso County, TX Community College District Revenue, Combination Fee,
                                AMBAC-Insured, Series B:
      1,000,000     AAA            5.125% due 4/1/15                                                                       982,500
      1,295,000     AAA            5.125% due 4/1/19                                                                     1,244,819
      2,355,000     AAA       El Paso County, TX GO, FGIC-Insured, 5.000% due 2/15/18                                    2,231,363
      2,280,000     A3*       El Paso County, TX Housing Finance Corp., Multi-Family Housing Revenue, Las
                                Lomas Apartments, Series A, 6.375% due 12/1/29                                           2,294,250

                      See Notes to Financial Statements.

22 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Texas -- 18.3% (continued)
                              El Paso County, TX ISD, GO, PSFG:
$        80,000     AAA         5.900% due 2/15/13                                                                      $   82,100
      4,000,000     AAA         4.750% due 2/15/19                                                                       3,605,000
      2,500,000     AAA       Elgin, TX ISD, GO, PSFG, 5.200% due 10/1/18                                                2,421,875
                              Fort Worth, TX Higher Education Finance Corp., Higher Education Revenue,
                                (Texas Christian University Project):
      1,610,000     AA-            5.000% due 3/15/15                                                                    1,559,688
      3,000,000     AA-            5.000% due 3/15/17                                                                    2,853,750
      2,000,000     AA-            5.000% due 3/15/20                                                                    1,865,000
                              Frisco, TX ISD, GO, PSFG:
      1,670,000     Aaa*        5.375% due 8/15/19                                                                       1,647,038
      2,730,000     Aaa*        5.250% due 8/15/22                                                                       2,613,975
      1,200,000     BBB       Gulf Coast Waste Disposal Authority, PCR, (Carbide Corp. Project), 5.100% due
                                1/1/12                                                                                   1,125,000
                              Gulf Coast Water Authority, Water Systems Contract Revenue, South Project,
                                Series A, FSA-Insured:
      1,055,000     AAA            5.000% due 8/15/16                                                                    1,020,713
      2,085,000     AAA            5.000% due 8/15/17                                                                    2,001,600
      2,135,000     AAA            5.000% due 8/15/18                                                                    2,017,575
      1,600,000     AAA            5.000% due 8/15/22                                                                    1,494,000
                              Harris County, TX Health Facilities Development Corp.:
                                Children's Hospital Project, Series A:
      2,410,000     AA             5.375% due 10/1/16                                                                    2,319,625
      4,000,000     AA             5.250% due 10/1/29                                                                    3,615,000
      2,000,000     AAA         School Health Care System, Series B, 5.750% due 7/1/27                                   2,052,500
      1,000,000     A1*       Harris County, TX Industrial Development Corp., IDR, Cargill Inc., 7.000% due
                                10/1/15                                                                                  1,062,500
     14,070,000     AAA       Harris County, TX Toll Road, Sr. Lien Revenue, FGIC-Insured, 5.375% due 8/15/20           13,841,363
                              Houston, TX Community College System Revenue, Student Fee:
                                AMBAC-Insured:
      1,315,000     AAA            5.000% due 4/15/15                                                                    1,283,769
      1,380,000     AAA            5.000% due 4/15/16                                                                    1,336,875
      1,450,000     AAA            5.000% due 4/15/17                                                                    1,393,812
      1,520,000     AAA            5.000% due 4/15/18                                                                    1,453,500
      1,045,000     AAA         MBIA-Insured, 5.650% due 4/15/15                                                         1,060,675
      5,000,000     AA-       Houston, TX GO, Series A, 4.750% due 3/1/17                                                4,562,500
     15,500,000     AAA       Houston, TX ISD, GO, PSFG, Series A, 4.750% due 2/15/22                                   13,659,375
                              Houston, TX Water & Sewer System Revenue, Jr. Lien, FGIC-Insured:
                                Series A:
     15,195,000     AAA            5.250% due 12/1/22                                                                   14,454,244
     34,375,000     AAA            5.250% due 12/1/25                                                                   32,871,094
     17,875,000     AAA         Series B, 5.250% due 12/1/30                                                            16,936,562
                              Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health
                                Systems:
      2,500,000     AA          5.250% due 7/1/13                                                                        2,443,750
      3,635,000     AA          5.250% due 7/1/14                                                                        3,489,600
      4,400,000     AA          5.250% due 7/1/15                                                                        4,191,000
      8,495,000     AA          5.250% due 7/1/16                                                                        8,027,775
      8,095,000     AA          5.250% due 7/1/17                                                                        7,619,419
      6,085,000     AA          5.250% due 7/1/18                                                                        5,681,869
      6,545,000     AA          5.250% due 7/1/19                                                                        6,070,488
     10,505,000     AA          5.000% due 7/1/23                                                                        9,139,350
     23,650,000     AAA       Matagorda County, TX Navigation District No. 1 Revenue, Reliant Energy Inc.,
                                 Series A, AMBAC-Insured, 5.250% due 6/1/26                                             22,437,938

                      See Notes to Financial Statements.

23 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Texas -- 18.3% (continued)
$     3,250,000     AAA       Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16           $ 3,221,563
                              Midland, TX ISD, GO, PSFG:
        770,000     Aaa*        4.750% due 2/15/18                                                                         697,812
      3,305,000     Aaa*        4.750% due 2/15/20                                                                       2,945,581
      1,750,000     AAA       Montgomery County, TX COP, Series A, MBIA-Insured, 5.000% due 3/1/18                       1,658,125
      3,465,000     AAA       Montgomery County, TX GO, Utility District No. 47, Waterworks & Sewer,
                                AMBAC-Insured, 4.750% due 10/1/21                                                        3,131,494
      9,410,000     AAA       North Central, TX Health Facility Development Corp. Revenue,
                                (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15                         9,457,050
                              North Forest, TX ISD, GO, PSFG:
      1,935,000     AAA         5.125% due 8/15/14                                                                       1,918,069
      1,035,000     AAA         5.000% due 8/15/15                                                                       1,005,244
      1,385,000     AAA         5.000% due 8/15/16                                                                       1,333,063
      1,000,000     AAA         5.000% due 8/15/18                                                                         946,250
      2,000,000     AAA       North Harris, Montgomery County, Community College District, AMBAC-Insured,
                                5.000% due 2/15/21                                                                       1,837,500
      6,130,000     AAA       Nueces River Authority, TX Water Supply Facilities, (Corpus Christi Lake
                                Project), FSA-Insured, 5.500% due 3/1/27                                                 6,022,725
      2,425,000     AAA       Pflugerville, TX GO, FGIC-Insured, 4.750% due 8/1/20                                       2,161,281
      3,000,000     AAA       Port of Port Arthur, TX Naval District, AMBAC-Insured, 4.875% due 3/1/17                   2,812,500
                              Richardson, TX Refunding & Improvement GO:
        680,000     AA          5.000% due 2/15/16                                                                         652,800
      1,465,000     AA          5.000% due 2/15/18                                                                       1,380,763
      2,400,000     AA        San Antonio, TX Electric & Gas Refunding, Series A, 5.000% due 2/1/18                      2,241,000
      1,015,000     AAA       San Patricio, TX Municipal Water District, FSA-Insured, 5.000% due 7/10/17                   969,325
                              Santa Fe, TX ISD, GO, PSFG:
      1,190,000     Aaa*        5.250% due 2/15/17                                                                       1,166,200
      2,270,000     Aaa*        5.125% due 2/15/19                                                                       2,170,688
                              Socorro, TX ISD, GO, PSFG:
      3,595,000     AAA         5.300% due 8/15/18                                                                       3,532,087
      7,460,000     Aaa*        5.125% due 2/15/27                                                                       6,937,800
      4,000,000     A+        Southwest Higher Education Authority, Southern Methodist University,
                                5.000% due 10/1/18                                                                       3,690,000
      1,610,000     AAA       Springtown, TX ISD, GO, PSFG, 5.000% due 2/15/14                                           1,577,800
      1,735,000     AAA       Stephenville, TX ISD, GO, PSFG, 5.000% due 2/15/17                                         1,654,756
      1,000,000     AAA       Texas State Department of Housing & Community Affairs, Multi-Family Revenue,
                                (Volente Project), FNMA-Collateralized, 5.550% due 1/1/18 (b)                              987,500
      9,035,000     AA        Texas State GO, Veterans Housing Assistance, Series B-4, 6.700% due 12/1/24                9,498,044
      2,300,000     AAA       Texas State Public Finance Authority, Building Revenue, AMBAC-Insured, 5.000%
                                due 8/1/14                                                                               2,262,625
     33,300,000     AAA       Texas State Turnpike Authority, Dallas North Tollway Revenue, George Bush
                                Turnpike, FGIC-Insured, 5.250% due 1/1/23 (c)                                           32,009,625
                              Texas State Water Development GO, Series D:
     10,000,000     AAA         5.000% due 8/1/16                                                                        9,612,500
      6,000,000     AAA         5.000% due 8/1/19                                                                        5,640,000
                              Texas Water Development Board Revenue, State Revolving Fund, Sr. Lien, Series B:
      2,500,000     AAA         5.000% due 7/15/15                                                                       2,434,375
     15,500,000     AAA         5.125% due 7/15/18                                                                      14,938,125
     35,040,000     AAA         5.000% due 7/15/19 (c)                                                                  33,069,000

                      See Notes to Financial Statements.

24 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------


      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Texas -- 18.3% (continued)
                              Tyler, TX Health Facilities Development Corp., (East Texas Medical Center
                                Project):
$     1,350,000     AAA         Series A, MBIA-Insured, 5.500% due 11/1/17                                             $ 1,351,687
      1,000,000     AAA         Series B, FSA-Insured, 5.500% due 11/1/17                                                1,001,250
      3,000,000     AAA         Series C, FSA-Insured, 5.500% due 11/1/17                                                3,003,750
                              Victoria, TX ISD, GO, PSFG:
      1,000,000     AAA         5.000% due 2/15/15                                                                         972,500
      1,370,000     AAA         5.000% due 2/15/16                                                                       1,320,337
      2,500,000     AAA       Victoria, TX Utility System Revenue, Series A, MBIA-Insured, 5.000% due 12/1/21            2,340,625
      1,520,000     AAA       West TX, Municipal Power Agency Revenue, MBIA-Insured, 5.000% due 2/15/17                  1,453,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       537,002,256
------------------------------------------------------------------------------------------------------------------------------------

Virgin Islands -- 0.5%
                              Virgin Islands Public Finance Authority Revenue, Sr. Lien, Series A:
      1,000,000     BBB-        5.300% due 10/1/11                                                                         990,000
     10,000,000     BBB-        6.375% due 10/1/19                                                                      10,337,500
      4,000,000     BBB-        5.500% due 10/1/22                                                                       3,745,000
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        15,072,500
------------------------------------------------------------------------------------------------------------------------------------

Virginia -- 0.9%
                              Arlington County, VA IDA, Multi-Family Housing Revenue:
                                Sr. Lien-Arlington Housing:
        705,000     A              6.300% due 7/1/16                                                                       736,725
        750,000     A              6.350% due 7/1/20                                                                       782,813
      1,000,000     A              6.375% due 7/1/25                                                                     1,036,250
      1,000,000     A           Woodbury Park Apartments, 5.350% due 7/1/18                                                972,500
      1,425,000     AAA       Harrisonburg, VA Redevelopment & Housing Authority, Multi-Family Housing
                                Revenue, (Battery Heights Project), Series A, GNMA-Collateralized, 6.100% due 4/20/16    1,492,688
      2,160,000     AA+       Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue,
                                Tidewater Community College Campus, 5.875% due 11/1/15                                   2,259,900
      1,250,000     A+        Virginia College Building Authority, Educational Facilities Revenue, Hampton
                                University Project, 5.750% due 4/1/14                                                    1,287,500
                              Virginia State Housing Development Authority, Commonwealth Mortgage Revenue:
      3,300,000     AA+         Series A, Subseries A-1, Remarketed 9/12/95, 6.400% due 7/1/17                           3,419,625
                                Series D:
        735,000     AA+            Subseries D-1, Remarketed 9/12/95, 6.400% due 7/1/17                                    765,319
      1,315,000     AA+            Subseries D-3, Remarketed 5/30/96, 5.800% due 7/1/10                                  1,365,956
                                   Subseries D-4, Remarketed 7/16/96:
      1,330,000     AA+              6.100% due 1/1/11                                                                   1,393,175
      1,365,000     AA+              6.100% due 7/1/11                                                                   1,428,131
      1,400,000     AA+              6.125% due 1/1/12                                                                   1,464,750
      1,440,000     AA+              6.125% due 7/1/12                                                                   1,504,800
      1,485,000     AA+              6.150% due 1/1/13                                                                   1,549,969
      1,525,000     AA+              6.150% due 7/1/13                                                                   1,591,719
      1,565,000     AA+              6.200% due 1/1/14                                                                   1,631,512
      1,615,000     AA+              6.200% due 7/1/14                                                                   1,683,637
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        26,366,969
------------------------------------------------------------------------------------------------------------------------------------

Washington -- 2.1%
                              Aberdeen, WA Special Revenue, (Stafford Creek Correctional Center Project),
                                AMBAC-Insured:
      1,165,000     AAA            4.750% due 11/1/14                                                                    1,111,119
      1,220,000     AAA            4.750% due 11/1/15                                                                    1,148,325

                      See Notes to Financial Statements.

25 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 2000
--------------------------------------------------------------------------------

      FACE
     AMOUNT         RATING(a)                                  SECURITY                                                    VALUE
====================================================================================================================================
Washington -- 2.1% (continued)
$     3,980,000     Aaa*      Washington State Housing Finance Commission, Single Family Program, Series 3N,
                                FNMA/GNMA/FHLMC-Collateralized, 5.250% due 12/1/17                                     $ 3,890,450
                              Washington State Public Power Supply System, (Nuclear Project No. 3), Series B:
     24,000,000     Aa1*        5.500% due 7/1/17 (c)                                                                   23,760,000
     33,470,000     Aa1*        5.500% due 7/1/18 (c)                                                                   32,967,950
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        62,877,844
------------------------------------------------------------------------------------------------------------------------------------

West Virginia -- 0.3%
      1,000,000     BBB       Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                     937,500
        500,000     A+        Ohio County, WV Board of Education GO, 5.125% due 6/1/18                                     472,500
      7,540,000     BBB       South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12                 7,068,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         8,478,750
------------------------------------------------------------------------------------------------------------------------------------

Wisconsin -- 1.3%
      1,225,000     AAA       Merrill, WI Area Common Public School District, FSA-Insured, 5.000% due 4/1/18             1,165,281
      1,325,000     Aaa*      Winneconne, WI Community School District GO, FGIC-Insured, 6.750% due 4/1/16               1,470,750
      2,000,000     AA        Wisconsin Housing & EDA, Home Ownership Revenue, Series A, 6.450% due 3/1/17               2,080,000
                              Wisconsin State Health & Educational Facilities Authority Revenue:
     33,350,000     AAA         Aurora Health Care Inc., MBIA-Insured, 5.250% due 8/15/17                               32,474,563
      1,000,000     A           Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20                              928,750
      1,000,000     AAA         Medical College WI Project, MBIA-Insured, 5.400% due 12/1/16                             1,003,750
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        39,123,094
------------------------------------------------------------------------------------------------------------------------------------

Wyoming -- 0.2%
      1,000,000     AAA       Green River Sweetwater County, WY Joint Powers Board Revenue, Series A,
                                FSA-Insured, 5.100% due 3/1/24                                                             930,000
        200,000     A-1+      Uinta County, WY PCR, (Amoco Project), 4.300% due 7/1/26 (d)                                 200,000
                              Wyoming Community Development Authority Housing Revenue:
      1,920,000     AA          Series 1, 5.450% due 12/1/29                                                             1,852,800
      2,000,000     AA          Series 4, 5.900% due 12/1/14                                                             2,067,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         5,050,300
------------------------------------------------------------------------------------------------------------------------------------
                              TOTAL INVESTMENTS -- 100%
                              (Cost -- $2,934,214,773**)                                                             $2,936,312,815
====================================================================================================================================

(a) All ratings are by Standard & Poor's Ratings Service, except for those which are identified by an asterisk (*), are rated by Moody's Investors Service, Inc.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) All or part of this security has been segregated by Custodian for open purchase commitments and/or futures contract commitments.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)  Security is in default.
(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(g) Pre-Refunded bonds escrowed by U.S. government securities and bonds escrowed to maturity by U.S. government securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
**   Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 27 and 28 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

26 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Bond Ratings (unaudited)
--------------------------------------------------------------------------------

The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Ratings Service ("Standard & Poor's") -- Ratings from "AA" to "B" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA       --   Bonds rated "AAA" have the highest rating assigned by Standard &
               Poor's. Capacity to pay interest and repay principal is extremely strong.
AA        --   Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A         --   Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB       --   Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB        --   Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.
B         --   Bonds rated "B" have a greater vulnerability to default but currently have the capacity to meet interest payments and principal payments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

Moody's Investors Service, Inc. ("Moody's") -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "B," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa       --   Bonds rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa        --   Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa"
               securities.
A         --   Bonds rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa       --   Bonds rated "Baa" are considered as medium grade obligations,
               i.e., they are neither highly protected nor poorly secured.
               Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
Ba        --   Bonds rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad time over the future. Uncertainty of position characterizes bonds in this class.
B         --   Bonds rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Fitch IBCA, Inc. ("Fitch") -- Rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standings with the major ratings categories.

AA        --   Bonds rated "AA" have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.
NR        --   Indicates that the bond is not rated by Standard & Poor's,
               Moody's or Fitch.

27 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Short-Term Security Ratings (unaudited)
--------------------------------------------------------------------------------

SP-1     --   Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1      --   Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1   --   Moody's highest rating for issues having a demand feature -- VRDO.

P-1      --   Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions (unaudited
--------------------------------------------------------------------------------

ABAG      --   Association of Bay Area Governments
AIG       --   American International Guaranty
AMBAC     --   AMBAC Indemnity Corporation
BAN       --   Bond Anticipation Notes
BIG       --   Bond Investors Guaranty
CGIC      --   Capital Guaranty Insurance Company
CHFCLI    --   California Health Facility Construction Loan Insurance
COP       --   Certificate of Participation
EDA       --   Economic Development Authority
ETM       --   Escrowed To Maturity
FAIRS     --   Floating Adjustable Interest Rate Securities
FGIC      --   Financial Guaranty Insurance Company
FHA       --   Federal Housing Administration
FHLMC     --   Federal Home Loan Mortgage Corporation
FNMA      --   Federal National Mortgage Association
FRTC      --   Floating Rate Trust Certificates
FSA       --   Federal Savings Association
GIC       --   Guaranteed Investment Contract
GNMA      --   Government National Mortgage Association
GO        --   General Obligation
HDC       --   Housing Development Corporation
HFA       --   Housing Finance Authority
IDA       --   Industrial Development Authority
IDB       --   Industrial Development Board
IDR       --   Industrial Development Revenue
INFLOS    --   Inverse Floaters
ISD       --   Independent School District
LOC       --   Letter of Credit
MBIA      --   Municipal Bond Investors Assurance Corporation
MVRICS    --   Municipal Variable Rate Inverse Coupon Security
PCR       --   Pollution Control Revenue
PSFG      --   Permanent School Fund Guaranty
RAN       --   Revenue Anticipation Notes
RIBS      --   Residual Interest Bonds
RITES     --   Residual Interest Tax-Exempt Security
SYCC      --   Structured Yield Curve Certificate
TAN       --   Tax Anticipation Notes
TECP      --   Tax Exempt Commercial Paper
TOB       --   Tender Option Bonds
TRAN      --   Tax and Revenue Anticipation Notes
VAN       --   Veterans Administration
VRDD      --   Variable Rate Daily Demand
VRWE      --   Variable Rate Wednesday Demand

28 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                  August 31, 2000
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $2,934,214,773)                                   $ 2,936,312,815
     Cash                                                                                     200,089
     Receivable for Fund shares sold                                                          760,839
     Interest receivable                                                                   36,483,058
--------------------------------------------------------------------------------------------------------
     Total Assets                                                                       2,973,756,801
--------------------------------------------------------------------------------------------------------

LIABILITIES:
     Payable for securities purchased                                                      57,597,975
     Investment advisory fees payable                                                         788,041
     Administration fees payable                                                              420,366
     Distribution fees payable                                                                329,560
     Payable for Fund shares purchased                                                        239,608
     Accrued expenses                                                                         305,414
--------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     59,680,964
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 2,914,075,837
========================================================================================================

NET ASSETS:
     Par value of capital shares                                                      $     1,934,190
     Capital paid in excess of par value                                                3,056,181,600
     Undistributed net investment income                                                    2,740,785
     Accumulated net realized loss from security transactions and futures contracts      (148,878,780)
     Net unrealized appreciation of investments                                             2,098,042
--------------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $ 2,914,075,837
========================================================================================================

Shares Outstanding:
     Class A                                                                              127,505,166
     ---------------------------------------------------------------------------------------------------
     Class B                                                                               54,772,036
     ---------------------------------------------------------------------------------------------------
     Class L                                                                                9,390,035
     ---------------------------------------------------------------------------------------------------
     Class Y                                                                                1,751,752
     ---------------------------------------------------------------------------------------------------

Net Asset Value:
     Class A (and redemption price)                                                            $15.07
     ---------------------------------------------------------------------------------------------------
     Class B *                                                                                 $15.07
     ---------------------------------------------------------------------------------------------------
     Class L **                                                                                $15.06
     ---------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                            $15.08
     ---------------------------------------------------------------------------------------------------

Maximum Public Offering Price Per Share:
     Class A (net asset value plus 4.17% of net asset value per share)                         $15.70
     ---------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                         $15.21
========================================================================================================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from purchase (See Note 3).
** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

29 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statement of Operations (unaudited)     For the Six Months Ended August 31, 2000
--------------------------------------------------------------------------------

INVESTMENT INCOME:
     Interest                                                    $  87,019,503
--------------------------------------------------------------------------------

EXPENSES:
     Distribution fees (Note 3)                                      4,650,189
     Investment advisory fees (Note 3)                               4,541,461
     Administration fees (Note 3)                                    2,540,402
     Shareholder and system servicing fees                             386,344
     Shareholder communications                                         88,671
     Custody                                                            61,392
     Audit and legal                                                    45,873
     Pricing service fees                                               32,767
     Directors' fees                                                    29,238
     Registration fees                                                  18,400
     Other                                                              25,709
--------------------------------------------------------------------------------
     Total Expenses                                                 12,420,446
--------------------------------------------------------------------------------
Net Investment Income                                               74,599,057
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FUTURES CONTRACTS (NOTES 4 AND 5):
     Realized Loss From:
        Security transactions (excluding short-term securities)    (23,849,159)
        Futures contracts                                           (1,336,656)
--------------------------------------------------------------------------------
     Net Realized Loss                                             (25,185,815)
--------------------------------------------------------------------------------
     Decrease in Net Unrealized Depreciation (Note 7)              203,440,857
--------------------------------------------------------------------------------
Net Gain on Investments and Futures Contracts                      178,255,042
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                           $ 252,854,099
================================================================================

                       See Notes to Financial Statements.

30 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 2000 (unaudited) and the Year Ended February 29, 2000

                                                                           August 31         February 29
=============================================================================================================
OPERATIONS:
     Net investment income                                              $    74,599,057    $   165,167,420
     Net realized loss                                                      (25,185,815)       (80,336,232)
     (Increase) decrease in net unrealized depreciation                     203,440,857       (337,916,790)
-------------------------------------------------------------------------------------------------------------
     Increase (Decrease) in Net Assets From Operations                      252,854,099       (253,085,602)
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                                  (72,202,418)      (159,089,656)
-------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets From
        Distributions to Shareholders                                       (72,202,418)      (159,089,656)
-------------------------------------------------------------------------------------------------------------

FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                        83,086,670        421,071,394
     Net asset value of shares issued in connection with the transfer
        of the Greenwich Street Municipal Fund's net assets (Note 7)        204,536,563                 --
     Net asset value of shares issued for reinvestment of dividends          41,379,073         93,663,507
     Cost of shares reacquired                                             (403,146,023)    (1,172,071,674)
-------------------------------------------------------------------------------------------------------------
     Decrease in Net Assets
        From Fund Share Transactions                                        (74,143,717)      (657,336,773)
-------------------------------------------------------------------------------------------------------------

Increase (Decrease) in Net Assets                                           106,507,964     (1,069,512,031)

NET ASSETS:
     Beginning of period                                                  2,807,567,873      3,877,079,904
-------------------------------------------------------------------------------------------------------------
     End of period*                                                     $ 2,914,075,837    $ 2,807,567,873
=============================================================================================================
* Includes undistributed net investment income of:                      $     2,740,785    $       283,872
-------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

31 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Smith Barney Managed Municipals Fund Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premium and accretion of original issue discount, is recorded on an accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets of each class; (h) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At February 29, 2000, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this adjustment; (i) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.


2. Exempt-Interest Dividends and Other Distributions

The Fund intends to satisfy requirements that allow interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. If necessary, additional taxable distributions may be made to avoid a Federal excise tax.


3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SSBC an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of

32 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended August 31, 2000, the Fund paid transfer agent fees of $374,923 to CFTC.

Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Fund's distributor replacing CFBDS, Inc. ("CFBDS"). In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers, continue to sell Fund shares to the public as members of the selling group.

There are maximum initial sales charges of 4.00% and 1.00% for Class A and L shares, respectively. There is also a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares are being sold at net asset value plus a maximum sales charge of 1.00%. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended August 31, 2000, CFBDS and SSB received sales charges of approximately $355,000 and $57,000 on sales of the Fund's Class A and L shares, respectively. In addition, CDSCs paid to SSB were approximately:

                              Class A       Class B     Class L
================================================================================
CDSCs                         $6,000       $757,000     $12,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares, calculated at an annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

For the six months ended August 31, 2000, total Distribution Plan fees incurred were:

                            Class A      Class B       Class L
================================================================================
Distribution Plan Fees    $1,438,709   $2,716,642     $494,838
================================================================================

All officers and one Director of the Fund are employees of SSB.


4. Investments

During the six months ended August 31, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                           $658,842,440
--------------------------------------------------------------------------------
Sales                                                968,526,110
================================================================================

At August 31, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                      $ 96,003,245
Gross unrealized depreciation                       (93,905,203)
--------------------------------------------------------------------------------
Net unrealized appreciation                        $  2,098,042
================================================================================


5.  Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

33 Smith Barney Managed Municipals Fund. Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At August 31, 2000, the Fund had no open futures contracts.


6. Capital Shares

At August 31, 2000, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At August 31, 2000, total paid-in capital amounted to the following for each class:

                                            Class A          Class B           Class L          Class Y
============================================================================================================
Total Paid-in Capital                   $1,970,113,811     $905,851,864     $152,759,878      $29,390,237
============================================================================================================

Transactions in shares of each class were as follows:

                                                Six Months Ended                      Year Ended
                                                 August 31, 2000                   February 29, 2000
                                           -----------------------------     ----------------------------
                                              Shares         Amount             Shares          Amount
============================================================================================================
Class A
Shares sold                                  3,984,640    $  58,128,180       16,637,405    $ 246,874,360
Net asset value of shares issued in
   connection with the transfer of the
   Greenwich Street Municipal Fund's
   net assets (Note 7)                      14,397,344      204,536,563               --               --
Shares issued on reinvestment                1,918,342       27,971,950        4,151,563       61,664,669
Shares reacquired                          (18,337,936)    (265,683,890)     (50,682,006)    (746,373,915)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                      1,962,390    $  24,952,803      (29,893,038)   $(437,834,886)
============================================================================================================
Class B
Shares sold                                  1,165,550    $  16,995,810        6,121,439    $  91,447,522
Shares issued on reinvestment                  758,132       11,053,104        1,789,489       26,586,027
Shares reacquired                           (7,202,258)    (104,527,900)     (23,604,689)    (347,191,329)
------------------------------------------------------------------------------------------------------------
Net Decrease                                (5,278,576)   $ (76,478,986)     (15,693,761)   $(229,157,780)
============================================================================================================
Class L
Shares sold                                    476,925    $   6,962,680        2,545,618    $  38,249,512
Shares issued on reinvestment                  149,365        2,176,534          343,386        5,093,638
Shares reacquired                           (1,239,669)     (18,034,233)      (4,420,358)     (64,835,839)
------------------------------------------------------------------------------------------------------------
Net Decrease                                  (613,379)   $  (8,895,019)      (1,531,354)   $ (21,492,689)
============================================================================================================
Class Y
Shares sold                                     68,540    $   1,000,000        2,880,950    $  44,500,000
Shares issued on reinvestment                   12,153          177,485           21,574          319,173
Shares reacquired                           (1,016,747)     (14,900,000)        (943,548)     (13,670,591)
------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                       (936,054)   $ (13,722,515)       1,958,976    $  31,148,582
============================================================================================================

34 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Note to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

7. Transfer of Net Assets

On March 6, 2000, the Fund acquired the assets and certain liabilities of the Greenwich Street Municipals Fund pursuant to a plan of reorganization approved by Greenwich Street Municipals Fund shareholders on February 24, 2000. Total Class A shares issued by the Fund, the total net assets of the Greenwich Street Municipals Fund and total net assets of the Fund on the date of the transfer were as follows:

                                            Class A Shares Issued             Total Net Assets of the            Total Net Assets
Acquired Portfolio                              by the Fund               Greenwich Street Municipals Fund         of the Fund
====================================================================================================================================

Greenwich Street Municipals Fund                  14,397,344                       $204,536,563                   $2,815,126,715
====================================================================================================================================


The total net assets of the Greenwich Street Municipals Fund before acquisition included unrealized depreciation of $19,445,694, accumulated net realized loss of $13,202,515 and undistributed net investment income of $60,274. Total net assets of the Fund immediately after the transfer were $3,019,663,278. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.


8. Capital Loss Carryforward

At February 29, 2000, the Fund had, for Federal income tax purposes, approximately $76,312,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on the last day in February of the year indicated:

                                            2007                   2008
================================================================================
Carryforward Amounts                     $11,499,000            $64,813,000
================================================================================

35 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class A Shares                               2000/(1)(2)/  2000/(2)(3)/    1999/(2)/       1998         1997       1996/(4)/
================================================================================================================================
Net Asset Value, Beginning of Period           $14.16         $15.93          $16.19       $15.61       $16.20       $15.47
--------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.39           0.75            0.74         0.79         0.88         0.91
   Net realized and unrealized gain (loss)       0.90          (1.79)          (0.10)        1.06        (0.18)        0.80
--------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.29          (1.04)           0.64         1.85         0.70         1.71
--------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.38)         (0.73)          (0.74)       (0.79)       (0.91)       (0.90)
   Excess of net investment income                 --             --           (0.05)          --           --           --
   Net realized gains                              --             --           (0.11)       (0.48)       (0.38)       (0.08)
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.38)         (0.73)          (0.90)       (1.27)       (1.29)       (0.98)
--------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.07         $14.16          $15.93       $16.19       $15.61       $16.20
--------------------------------------------------------------------------------------------------------------------------------
Total Return                                     9.22%++       (6.62)%          4.07%       12.30%        4.51%       11.34%
--------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)           $1,921         $1,778          $2,476       $2,367       $2,000       $1,892
--------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      0.68%+         0.68%           0.67%        0.68%        0.68%        0.70%
   Net investment income                         5.29+          5.02            4.63         4.98         5.60         5.47
--------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            23%            55%             45%         110%         103%          80%
================================================================================================================================

(1)  For the six months ended August 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4)  For the year ended February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

36 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class B Shares                               2000/(1)(2)/  2000/(2)(3)/   1999/(2)/      1998       1997     1996/(4)/
=========================================================================================================================
Net Asset Value, Beginning of Period           $14.16        $15.92        $16.19       $15.60     $16.20     $15.47
-------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                         0.35          0.68          0.66         0.72       0.79       0.82
   Net realized and unrealized gain (loss)       0.90         (1.79)        (0.11)        1.06      (0.18)      0.81
-------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations              1.25         (1.11)         0.55         1.78       0.61       1.63
-------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                        (0.34)        (0.65)        (0.66)       (0.71)     (0.83)     (0.82)
   Excess of net investment income                 --            --         (0.05)          --         --         --
   Net realized gains                              --            --         (0.11)       (0.48)     (0.38)     (0.08)
-------------------------------------------------------------------------------------------------------------------------
Total Distributions                             (0.34)        (0.65)        (0.82)       (1.19)     (1.21)     (0.90)
-------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                 $15.07        $14.16        $15.92       $16.19     $15.60     $16.20
-------------------------------------------------------------------------------------------------------------------------
Total Return                                     8.91%++      (7.08)%        3.48%       11.81%      3.92%     10.78%
-------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)             $825          $850        $1,206       $1,125       $905       $730
-------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.20%+        1.21%         1.19%        1.20%      1.19%      1.22%
   Net investment income                         4.76+         4.50          4.11         4.46       5.09       4.94
-------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                            23%           55%           45%         110%       103%        80%
=========================================================================================================================

(1)  For the six months ended August 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4)  For the year ended February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

37 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class L Shares                              2000/(1)(2)/     2000/(2)(3)/    1999/(2)(4)/    1998/(2)/        1997        1996/(5)/
====================================================================================================================================

Net Asset Value, Beginning of Period           $14.15           $15.92          $16.18         $15.60        $16.20        $15.47
------------------------------------------------------------------------------------------------------------------------------------

Income (Loss) From Operations:
   Net investment income                         0.34             0.67            0.65           0.70          0.79          0.82
   Net realized and unrealized gain (loss)       0.90            (1.80)          (0.10)          1.06         (0.18)         0.81
------------------------------------------------------------------------------------------------------------------------------------

Total Income (Loss) From Operations              1.24            (1.13)           0.55           1.76          0.61          1.63
------------------------------------------------------------------------------------------------------------------------------------

Less Distributions From:
   Net investment income                        (0.33)           (0.64)          (0.65)         (0.70)        (0.83)        (0.82)
   Excess of net investment income                 --               --           (0.05)            --            --            --
   Net realized gains                              --               --           (0.11)         (0.48)        (0.38)        (0.08)
------------------------------------------------------------------------------------------------------------------------------------

Total Distributions                             (0.33)           (0.64)          (0.81)         (1.18)        (1.21)        (0.90)
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, End of Period                 $15.06           $14.15          $15.92         $16.18        $15.60        $16.20
------------------------------------------------------------------------------------------------------------------------------------
Total Return                                     8.89%++         (7.19)%          3.49%         11.69%         3.88%        10.76%
------------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)             $141,426         $141,570        $183,578       $126,766       $72,597       $33,411
------------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                      1.24%+           1.25%           1.24%          1.25%         1.24%         1.27%
   Net investment income                         4.72+            4.46            4.06           4.38          5.04          4.86
------------------------------------------------------------------------------------------------------------------------------------

Portfolio Turnover Rate                            23%              55%             45%           110%          103%           80%
====================================================================================================================================


(1)  For the six months ended August 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4)  On June 12, 1998, Class C shares were renamed Class L shares.
(5)  For the year ended February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

38 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

For a share of each class of capital stock outstanding throughout each year ended February 28, except where noted:

Class Y Shares                               2000/(1)(2)/     2000/(2)(3)/   1999/(2)/     1998/(2)/    1997/(2)/      1996(4)
==================================================================================================================================
Net Asset Value, Beginning of Period            $14.18          $15.95        $16.19        $15.60       $16.20        $15.63
----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                          0.40            0.79          0.73          0.82         0.90          0.85
   Net realized and unrealized gain (loss)        0.89           (1.80)        (0.04)         1.07        (0.18)         0.65
----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations               1.29           (1.01)         0.69          1.89         0.72          1.50
----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                         (0.39)          (0.76)        (0.76)        (0.82)       (0.94)        (0.85)
   Excess of net investment income                  --              --         (0.06)           --           --            --
   Net realized gains                               --              --         (0.11)        (0.48)       (0.38)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                              (0.39)          (0.76)        (0.93)        (1.30)       (1.32)        (0.93)
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                  $15.08          $14.18        $15.95        $16.19       $15.60        $16.20
----------------------------------------------------------------------------------------------------------------------------------
Total Return                                      9.24%++        (6.44)%        4.39%        12.56%        4.59%         9.84%++
----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)               $26,424         $38,110       $11,626       $11,893       $5,350       $12,314
----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                       0.50%+          0.51%         0.50%         0.52%        0.52%         0.57%+
   Net investment income                          5.47+           5.27          4.84          5.06         5.76          5.62+
----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                             23%             55%           45%          110%         103%           80%
==================================================================================================================================

(1)  For the six months ended August 31, 2000 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3)  For the year ended February 29, 2000.
(4)  For the period from April 4, 1995 (inception date) to February 29, 1996.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

39 Smith Barney Managed Municipals Fund Inc. | 2000 Semi-Annual Report to Shareholders

                     (This page intentionally left blank.)

SMITH BARNEY
MANAGED MUNICIPALS FUND INC.


     DIRECTORS                              INVESTMENT ADVISER
                                            AND ADMINISTRATOR
     Herbert Barg
     Alfred J. Bianchetti                   SSB Citi Fund Management LLC
     Martin Brody
     Dwight B. Crane
     Burt N. Dorsett                        DISTRIBUTOR
     Elliot S. Jaffe
     Stephen E. Kaufman                     Salomon Smith Barney Inc.
     Joseph J. McCann
     Heath B. McLendon, Chairman
     Cornelius C. Rose Jr.                  CUSTODIAN

     James J. Crisona, Emeritus             PFPC Trust Company


     OFFICERS                               TRANSFER AGENT
     Heath B. McLendon
     President and                          Citi Fiduciary Trust Company
     Chief Executive Officer                125 Broad Street, 11th Floor
                                            New York, New York 10004

     Lewis E. Daidone
     Senior Vice President                  SUB-TRANSFER AGENT
     and Treasurer
                                            PFPC Global Fund Services
                                            P.O. Box 9699
     Joseph P. Deane                        Providence, Rhode Island
     Vice President and                     02940-9699
     Investment Officer


     David Fare
     Investment Officer


     Paul A. Brook
     Controller


     Christina T. Sydor
     Secretary

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.
--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc., but it may also be used as sales literature when proceeded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after November 30, 2000, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY MANAGED MUNICIPALS FUND INC.
Smith Barney Mutual Funds
388 Greenwich Street, MF-2
New York, New York 10013



For complete information on any of the Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



www.smithbarney.com/mutualfunds

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